UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                             Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA  01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                 Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Growth & Income Fund

Virtus Mid-Cap Core Fund

Virtus Mid-Cap Growth Fund

Virtus Mid-Cap Value Fund

Virtus Quality Large-Cap Value Fund

Virtus Quality Small-Cap Fund

Virtus Small-Cap Core Fund

Virtus Small-Cap Sustainable Growth Fund

Virtus Strategic Growth Fund

Virtus Tactical Allocation Fund

September 30, 2014 TRUST NAME: VIRTUS EQUITY TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report which highlights performance of your fund for the six months ended September 30, 2014.

Market volatility increased over the six-month period, largely driven by geopolitical risks and a slowdown in the global economy. While the economies of Europe and China weakened, the U.S. economy accelerated and the U.S. dollar rallied strongly. Broad U.S. equity indexes registered moderate gains for the six months ended September 30, 2014. The S&P 500® Index returned 6.42%, the Dow Jones Industrial Average rose 4.76%, and the NASDAQ Composite Index® was up 7.67%. By comparison, international equity returns declined, including for both developed markets and emerging markets.

In mid-September, the Federal Reserve provided much needed assurance to investors by announcing that it intends to keep interest rates low for a “considerable time” after its bond buying program ends in October. Against this backdrop, the yield on the bellwether 10-year U.S. Treasury fluctuated widely over the six months, starting at 2.73% on March 31 and ending at 2.52% on September 30. The broader fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.21% for the six months.

The uncertain state of the global economy is likely to remain a concern for markets in the months ahead. However, the health of the U.S. economy – including improving hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2014

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial Average

A market indicator composed of 30 actively traded blue chip U.S. stocks. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market segment or index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Payment-in-Kind Security “PIK”

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2014 to September 30, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Growth & Income Fund
Actual
Class A	$1,000.00	$1,038.60	1.25%	$6.39
Class C	1,000.00	1,034.80	2.00	10.20
Class I	1,000.00	1,040.40	1.00	5.11
Hypothetical
Class A	1,000.00	1,018.72	1.25	6.35
Class C	1,000.00	1,014.92	2.00	10.15
Class I	1,000.00	1,019.99	1.00	5.08
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,052.60	1.35%	$6.95
Class C	1,000.00	1,048.90	2.10	10.79
Class I	1,000.00	1,053.80	1.10	5.66
Hypothetical
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,041.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$993.30	1.45%	$7.25
Class B	1,000.00	989.20	2.20	10.97
Class C	1,000.00	989.80	2.20	10.97
Class I	1,000.00	994.30	1.20	6.00
Hypothetical
Class A	1,000.00	1,017.71	1.45	7.36
Class B	1,000.00	1,013.90	2.20	11.17
Class C	1,000.00	1,013.90	2.20	11.17
Class I	1,000.00	1,018.98	1.20	6.09
Mid-Cap Value Fund
Actual
Class A	$1,000.00	$992.50	1.37%	$6.84
Class C	1,000.00	989.10	2.12	10.57
Class I	1,000.00	993.90	1.12	5.60
Hypothetical
Class A	1,000.00	1,018.11	1.37	6.95
Class C	1,000.00	1,014.31	2.12	10.76
Class I	1,000.00	1,019.38	1.12	5.69
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$1,050.90	1.35%	$6.94
Class C	1,000.00	1,047.50	2.10	10.78
Class I	1,000.00	1,053.00	1.10	5.66
Hypothetical
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$953.80	1.30%	$6.37
Class C	1,000.00	950.10	2.05	10.02
Class I	1,000.00	955.10	1.05	5.15
Hypothetical
Class A	1,000.00	1,018.47	1.30	6.60
Class C	1,000.00	1,014.66	2.05	10.41
Class I	1,000.00	1,019.74	1.05	5.33

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2014 to September 30, 2014

Expense Table
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Core Fund
Actual
Class A	$1,000.00	$998.70	1.35%	$6.76
Class C	1,000.00	994.90	2.10	10.50
Class I	1,000.00	1,000.40	1.10	5.52
Hypothetical
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$972.20	1.50%	$7.42
Class C	1,000.00	967.90	2.25	11.10
Class I	1,000.00	972.90	1.25	6.18
Hypothetical
Class A	1,000.00	1,017.45	1.50	7.61
Class C	1,000.00	1,013.65	2.25	11.42
Class I	1,000.00	1,018.72	1.25	6.35
Strategic Growth Fund
Actual
Class A	$1,000.00	$1,068.50	1.29%	$6.69
Class B	1,000.00	1,064.40	2.04	10.56
Class C	1,000.00	1,063.40	2.04	10.55
Class I	1,000.00	1,068.80	1.04	5.39
Hypothetical
Class A	1,000.00	1,018.52	1.29	6.55
Class B	1,000.00	1,014.71	2.04	10.36
Class C	1,000.00	1,014.71	2.04	10.36
Class I	1,000.00	1,019.79	1.04	5.28
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,009.50	1.31%	$6.60
Class B	1,000.00	1,006.30	2.06	10.36
Class C	1,000.00	1,006.70	2.06	10.36
Hypothetical
Class A	1,000.00	1,018.42	1.31	6.65
Class B	1,000.00	1,014.61	2.06	10.46
Class C	1,000.00	1,014.61	2.06	10.46

The Funds may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such expenses and fees had been included, the expenses would have been higher.

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS EQUITY TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2014 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2014.

Growth & Income Fund

Information Technology	20%
Health Care	15
Financials	15
Consumer Discretionary	12
Industrials	12
Consumer Staples	9
Energy	7
Other (includes short-term investments and securities lending collateral)	10

100%

Mid-Cap Core Fund

Industrials	24%
Health Care	13
Information Technology	12
Financials	10
Consumer Discretionary	9
Consumer Staples	9
Materials	8
Other (includes short-term investments)	15

100%

Mid-Cap Growth Fund

Information Technology	27%
Consumer Discretionary	16
Industrials	16
Health Care	15
Consumer Staples	11
Financials	8
Energy	4
Other (includes short-term investments)	3

100%

Mid-Cap Value Fund

Materials	30%
Energy	21
Industrials	20
Consumer Staples	10
Consumer Discretionary	8
Financials	4
Other (includes short-term investments and securities lending collateral)	7

100%

Quality Large-Cap Value Fund

Financials	24%
Consumer Discretionary	15
Industrials	13
Health Care	11
Information Technology	11
Energy	9
Consumer Staples	7
Other (includes short-term investments)	10

100%

Quality Small-Cap Fund

Information Technology	27%
Financials	20
Industrials	18
Consumer Discretionary	12
Consumer Staples	9
Health Care	6
Utilities	4
Other (includes short-term investments)	4

100%

Small-Cap Core Fund

Industrials	26%
Financials	19
Health Care	18
Information Technology	18
Consumer Discretionary	10
Materials	2
Consumer Staples	1
Other (includes short-term investments)	6

100%

Small-Cap Sustainable Growth Fund

Information Technology	32%
Consumer Discretionary	16
Health Care	15
Industrials	14
Financials	11
Consumer Staples	8
Materials	3
Other (includes short-term investments)	1

100%

Strategic Growth Fund

Information Technology	33%
Consumer Discretionary	19
Health Care	13
Industrials	13
Consumer Staples	10
Materials	4
Energy	3
Other (includes short-term investments)	5

100%

Tactical Allocation Fund

Common Stocks		62%
Financials	13%
Information Technology	11
Consumer Discretionary	10
Industrials	10
All other sectors	18
Corporate Bonds		21
Loan Agreements		5
Foreign Government Securities		4
Mortgage-Backed Securities		3
Other (includes short-term investments and securities lending collateral)		5

		100%

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—12.4%
AutoZone, Inc.(2)	4,600	$2,344
Cablevision Systems Corp. Class A	74,400	1,303
Cato Corp. (The) Class A	15,300	527
Comcast Corp. Class A	13,700	737
Expedia, Inc.	26,800	2,348
Hanesbrands, Inc.	22,200	2,385
Harman International Industries, Inc.	10,900	1,069
Home Depot, Inc. (The)	7,100	651
Magna International, Inc. Class A	20,500	1,946
Marriott International, Inc.	12,700	888
Nutri/System, Inc.	3,500	54
O’Reilly Automotive, Inc.(2)	4,700	707
Starwood Hotels & Resorts Worldwide, Inc.	15,300	1,273
Thomson Reuters Corp.	60,600	2,206
Walt Disney Co. (The)	1,000	89
Wyndham Worldwide Corp.	400	33

		18,560

Consumer Staples—8.8%
Archer-Daniels-Midland Co.(The)	46,000	2,351
Cal-Maine Foods, Inc.	6,100	545
Costco Wholesale Corp.	5,100	639
CVS Caremark Corp.	25,900	2,061
Dr. Pepper Snapple Group, Inc.	37,100	2,386
Kimberly-Clark Corp.	18,700	2,011
Kroger Co. (The)	4,300	224
Pilgrim’s Pride Corp(2)	1,300	40
Sanderson Farms, Inc.	25,300	2,225
Tyson Foods, Inc. Class A	19,000	748

		13,230

Energy—7.6%
Baker Hughes, Inc.	35,400	2,303
ConocoPhillips	34,200	2,617
Encana Corp.	4,400	93
EOG Resources, Inc.	10,000	990
Hess Corp.	16,200	1,528
SM Energy Co.	24,000	1,872
Whiting Petroleum Corp.(2)	25,000	1,939

		11,342

Financials—14.7%
Alleghany Corp.(2)	4,300	1,798
American Financial Group, Inc.	34,300	1,986
American Tower Corp.	600	56
Ameriprise Financial, Inc.	14,600	1,801
Annaly Capital Management, Inc.	17,100	183
Arlington Asset Investment Corp.	10,400	264
Aspen Insurance Holdings Ltd.	4,500	193
Banc of California, Inc.	4,900	57
Bank of Nova Scotia (The)	16,000	990

	SHARES	VALUE
Financials—continued
Berkshire Hathaway, Inc. Class A(2)	3	$621
Berkshire Hathaway, Inc. Class B(2)	2,600	359
BOK Financial Corp.	3,300	219
C&F Financial Corp.	2,400	80
Capital One Financial Corp.	8,700	710
Comerica, Inc.	26,200	1,306
Cullen/Frost Bankers, Inc.	22,500	1,722
Discover Financial Services	5,200	335
First Bancorp	17,400	279
First Citizens BancShares, Inc. Class A	2,300	498
Great Southern Bancorp, Inc.	1,300	39
Jones Lang LaSalle, Inc.	3,000	379
Lazard Ltd. Class A	39,100	1,982
Lincoln National Corp.	10,000	536
Midsouth Bancorp, Inc.	5,600	105
PartnerRe Ltd.	15,600	1,714
Piper Jaffray Cos.(2)	11,300	590
Principal Financial Group, Inc.	3,900	205
RCS Capital Corp.	61,600	1,387
Simmons First National Corp. Class A	2,200	85
SVB Financial Group(2)	400	45
Western Asset Mortgage Capital Corp.	24,100	356
Wintrust Financial Corp.	27,700	1,237

		22,117

Health Care—15.6%
AbbVie, Inc.	14,600	843
Aetna, Inc.	14,200	1,150
Allergan, Inc.	14,300	2,548
Biogen Idec, Inc.(2)	2,500	827
Cardinal Health, Inc.	11,000	824
CIGNA Corp.	14,200	1,288
Edwards Lifesciences Corp.(2)	1,100	113
Gilead Sciences, Inc.(2)	29,200	3,108
Health Net, Inc.(2)	48,600	2,241
Johnson & Johnson	34,500	3,677
McKesson Corp.	11,700	2,278
PDL BioPharma, Inc.(3)	272,700	2,037
Teva Pharmaceutical Industries Ltd.	13,500	726
WellPoint, Inc.	14,900	1,782

		23,442

Industrials—12.5%
Boeing Co. (The)	9,800	1,248
Delta Air Lines, Inc.	56,700	2,050
General Dynamics Corp.	21,600	2,745
Huntington Ingalls Industries, Inc.	21,700	2,261
Illinois Tool Works, Inc.	500	42
Kirby Corp.(2)	5,000	589
Lockheed Martin Corp.	16,400	2,998
Manpower, Inc.	24,100	1,690
Northrop Grumman Corp.	19,200	2,530
Southwest Airlines Co.	76,500	2,583
Trinity Industries, Inc.	2,200	103

		18,839

	SHARES	VALUE
Information Technology—19.8%
Amdocs Ltd.	43,400	$1,991
Apple, Inc.	49,400	4,977
Electronic Arts, Inc.(2)	59,200	2,108
Facebook, Inc. Class A(2)	35,200	2,782
FactSet Research Systems, Inc.	19,700	2,394
Fleetcor Technologies, Inc.(2)	3,400	483
Gartner, Inc.(2)	30,600	2,248
Hewlett-Packard Co.	71,000	2,518
Intel Corp.	24,700	860
Lexmark International, Inc. Class A	43,500	1,849
LogMeIn, Inc.(2)	15,000	691
Manhattan Associates, Inc.(2)	22,400	749
Microsoft Corp.	10,300	477
QUALCOMM, Inc.	19,000	1,421
Skyworks Solutions, Inc.	42,800	2,485
Take-Two Interactive Software, Inc.(2)	43,600	1,006
Texas Instruments, Inc.	14,700	701
WebMD Health Corp.(2)	900	38

		29,778

Materials—3.6%
Compass Minerals International, Inc.	15,400	1,298
PPG Industries, Inc.	11,900	2,341
Westlake Chemical Corp.	19,600	1,697

		5,336

Specialized REIT—0.5%
AG Mortgage Investment Trust, Inc.	45,600	812

Telecommunication Services—2.1%
China Mobile Ltd. Sponsored ADR	10,600	623
Verizon Communications, Inc.	51,000	2,549

		3,172

Utilities—1.5%
AGL Resources, Inc.	14,700	755
Edison International	20,200	1,129
Entergy Corp.	3,100	240
NRG Yield, Inc. Class A	4,200	198

		2,322
TOTAL COMMON STOCKS (Identified Cost $134,852)		148,950
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $134,852)		148,950	(5)

See Notes to Financial Statements

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.080%)	1,298,642	$1,299
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,299)		1,299

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	1,735,225	1,735
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,735)		1,735
TOTAL INVESTMENTS—101.2%
(Identified Cost $137,886)		151,984	(1)
Other assets and liabilities, net—(1.2)%		(1,764)

NET ASSETS—100.0%		$150,220

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	All or a portion of the fund’s assets are segregated as collateral for futures contracts.

Country Weightings†
United States	94%
Canada	4
Bermuda	1
Israel	1
Total	100%

† % of total investments as of September 30, 2014

At September 30, 2014, the Fund had entered into futures contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
S&P Mini Futures	December 2014	15	$1,482	$1,474	$(8)

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$148,950	$148,950
Securities Lending Collateral	1,735	1,735
Short-Term Investments	1,299	1,299

Total Investments	$151,984	$151,984

Other Financial Instruments
Futures Contracts*	$(8)	$(8)

*	Valued at the unrealized appreciation (depreciation) on the investment.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—94.9%

Consumer Discretionary—9.2%
Advance Auto Parts, Inc.	753	$98
Dick’s Sporting Goods, Inc.	3,068	135
Ross Stores, Inc.	3,100	234

		467

Consumer Staples—8.9%
Brown-Forman Corp. Class B	871	78
Church & Dwight Co., Inc.	1,339	94
Monster Beverage Corp.(2)	3,021	277

		449

Energy—7.0%
Core Laboratories N.V.	1,056	154
Dresser-Rand Group, Inc.(2)	2,417	199

		353

Financials—10.2%
First Cash Financial Services, Inc.(2)	1,720	96
RLI Corp.	2,653	115
Signature Bank(2)	1,287	144
T. Rowe Price Group, Inc.	2,007	158

		513

Health Care—13.1%
Cooper Companies, Inc.	730	114
Edwards Lifesciences Corp.(2)	2,074	212
Sirona Dental Systems, Inc.(2)	2,890	221
Zoetis, Inc.	3,137	116

		663

	SHARES	VALUE

Industrials—24.0%
Copart, Inc.(2)	3,989	$125
Equifax, Inc.	1,722	129
Expeditors International of Washington, Inc.	4,139	168
Exponent, Inc.	2,100	149
Graco, Inc.	1,415	103
Nordson Corp.	1,855	141
Rockwell Collins, Inc.	2,261	178
Towers Watson & Co. Class A	1,260	125
WABCO Holdings, Inc.(2)	1,078	98

		1,216

Information Technology—11.6%
Amphenol Corp. Class A	1,939	194
ANSYS, Inc.(2)	2,201	166
Intuit, Inc.	2,585	227

		587

Materials—7.7%
International Flavors & Fragrances, Inc.	1,260	121
Sigma-Aldrich Corp.	1,968	267

		388

Utilities—3.2%
Questar Corp.	7,305	163
TOTAL COMMON STOCKS (Identified Cost $3,531)		4,799
TOTAL LONG-TERM INVESTMENTS—94.9%
(Identified Cost $3,531)		4,799

	SHARES	VALUE

SHORT-TERM INVESTMENTS—5.1%

Money Market Mutual Funds—5.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	258,739	$259
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $259)		259
TOTAL INVESTMENTS—100.0%
(Identified Cost $3,790)		5,058	(1)
Other assets and liabilities, net—0.0%		2

NET ASSETS—100.0%		$5,060

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$4,799	$4,799
Short-Term Investments	259	259

Total Investments	$5,058	$5,058

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—16.3%
Capella Education Co.	22,215	$1,391
Domino’s Pizza, Inc.	24,565	1,891
HomeAway, Inc.(2)	71,195	2,527
Morningstar, Inc.	24,750	1,681
Pool Corp.	31,830	1,716
Ross Stores, Inc.	18,585	1,405
TripAdvisor, Inc.(2)	23,740	2,170
Wynn Resorts Ltd.	5,930	1,109

		13,890

Consumer Staples—11.4%
Brown-Forman Corp. Class B	25,950	2,341
McCormick & Co., Inc.	24,060	1,610
Mead Johnson Nutrition Co.	31,060	2,989
Monster Beverage Corp.(2)	30,505	2,796

		9,736

Energy—3.8%
Cameron International Corp.(2)	30,395	2,017
Core Laboratories N.V.	8,430	1,234

		3,251

Financials—8.1%
Fifth Third Bancorp	87,685	1,755
Financial Engines, Inc.	41,610	1,424
MarketAxess Holdings, Inc.	23,155	1,432
T. Rowe Price Group, Inc.	29,345	2,301

		6,912

Health Care—14.6%
athenahealth, Inc.(2)	13,955	1,838
Cerner Corp.(2)	32,500	1,936
Intuitive Surgical, Inc.(2)	3,975	1,836

	SHARES	VALUE

Health Care—continued
Medidata Solutions, Inc.(2)	34,195	$1,514
Perrigo Co. plc	14,170	2,128
Sirona Dental Systems, Inc.(2)	22,710	1,741
Zoetis, Inc.	40,045	1,480

		12,473

Industrials—15.7%
Expeditors International of Washington, Inc.	31,355	1,272
Fastenal Co.	45,250	2,032
Middleby Corp.(2)	14,600	1,287
MSC Industrial Direct Co., Inc. Class A	19,345	1,653
Proto Labs, Inc.(2)	23,800	1,642
Roper Industries, Inc.	15,055	2,202
Stericycle, Inc.(2)	14,735	1,718
Towers Watson & Co. Class A	16,005	1,593

		13,399

Information Technology—26.7%
Amphenol Corp. Class A	25,020	2,498
ANSYS, Inc.(2)	27,640	2,092
CoStar Group, Inc.(2)	11,890	1,849
Ellie Mae, Inc.(2)	49,425	1,611
First Solar, Inc.(2)	24,735	1,628
Fleetmatics Group plc(2)	44,170	1,347
Gartner, Inc.(2)	35,165	2,584
MercadoLibre, Inc.	29,365	3,191
SolarWinds, Inc.(2)	53,410	2,246
Tableau Software, Inc. Class A(2)	21,645	1,572
Twitter Inc(2)	42,900	2,213

		22,831

	SHARES	VALUE

Materials—2.1%
Airgas, Inc.	16,315	$1,805
TOTAL COMMON STOCKS (Identified Cost $69,955)		84,297
TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $69,955)		84,297

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	810,279	810
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $810)		810
TOTAL INVESTMENTS—99.6%
(Identified Cost $70,765)		85,107	(1)
Other assets and liabilities, net—0.4%		301

NET ASSETS—100.0%		$85,408

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$84,297	$84,297
Short-Term Investments	810	810

Total Investments	$85,107	$85,107

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%

Consumer Discretionary—8.1%
Big Lots, Inc.	347,370	$14,954
Target Corp.	198,030	12,413
TJX Cos., Inc.	247,950	14,671

		42,038

Consumer Staples—10.4%
ConAgra Foods, Inc.	544,220	17,981
Koninklijke Ahold NV	839,179	13,569
Safeway, Inc.	659,070	22,606

		54,156

Energy—21.4%
CONSOL Energy, Inc.	448,370	16,975
Devon Energy Corp.	169,390	11,549
Kinder Morgan, Inc.(3)	245,942	9,429
Nabors Industries Ltd.	1,035,002	23,557
Occidental Petroleum Corp.	122,000	11,730
ONEOK, Inc.	372,640	24,427
Rowan Cos. plc Class A	542,610	13,734

		111,401

Financials—4.4%
Weyerhaeuser Co.	709,690	22,611

Industrials—20.8%
Con-way, Inc.	201,100	9,552
HD Supply Holdings, Inc.(2)	173,010	4,716
Owens Corning, Inc.	539,760	17,138
Raytheon Co.	168,660	17,139
Republic Services, Inc.	564,932	22,044
SPX Corp.	109,860	10,319
USG Corp.(2)(3)	555,980	15,284
Xylem, Inc.	348,720	12,376

		108,568

	SHARES	VALUE
Materials—31.0%
Alcoa, Inc.	1,318,760	$21,219
Allegheny Technologies, Inc.	420,490	15,600
Ball Corp.	195,980	12,400
Crown Holdings, Inc.(2)	489,470	21,791
Dow Chemical Co. (The)	303,800	15,931
FMC Corp.	244,670	13,993
Freeport-McMoRan Copper & Gold, Inc.	317,600	10,370
International Paper Co.	442,740	21,136
Owens-Illinois, Inc.(2)	647,420	16,865
Sealed Air Corp.	354,930	12,380

		161,685

Utilities—2.5%
Dominion Resources, Inc.	187,950	12,985
TOTAL COMMON STOCKS (Identified Cost $370,925)		513,444
TOTAL LONG-TERM INVESTMENTS—98.6%
(Identified cost $370,925)		513,444

SHORT-TERM INVESTMENTS—1.7%

Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	9,062,714	9,063
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,063)		9,063

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	13,664,725	$13,665
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $13,665)		13,665
TOTAL INVESTMENTS—102.9%
(Identified Cost $393,653)		536,172	(1)
Other assets and liabilities, net—(2.9)%		(14,879)

NET ASSETS—100.0%		$521,293

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Bermuda	4
Netherlands	3
United Kingdom	3
Total	100%
† % of total investments as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$513,444	$513,444
Securities Lending Collateral	13,665	13,665
Short-Term Investments	9,063	9,063

Total Investments	536,172	536,172

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.1%

Consumer Discretionary—15.6%
Las Vegas Sands Corp.	23,000	$1,431
Lowe’s Cos., Inc.	32,400	1,715
Time Warner, Inc.	29,700	2,234
TJX Cos., Inc.	36,200	2,142
VF Corp.	33,100	2,185

		9,707

Consumer Staples—6.6%
Coca-Cola Co. (The)	31,300	1,335
Coca-Cola Enterprises, Inc.	28,300	1,255
Diageo plc Sponsored ADR	8,600	993
Kimberly-Clark Corp.	4,980	536

		4,119

Energy—9.3%
Apache Corp.	14,500	1,361
Exxon Mobil Corp.	17,600	1,656
Halliburton Co.	13,706	884
National Oilwell Varco, Inc.	24,469	1,862

		5,763

Financials—23.8%
American Express Co.	28,600	2,504
Charles Schwab Corp. (The)	48,000	1,411
CME Group, Inc.	22,400	1,791
Franklin Resources, Inc.	38,900	2,124
PNC Financial Services Group, Inc. (The)	31,437	2,690
Travelers Cos., Inc. (The)	27,337	2,568
U.S. Bancorp	41,800	1,749

		14,837

Health Care—10.9%
Covidien plc	20,901	1,808
Gilead Sciences, Inc.	16,644	1,771

	SHARES	VALUE

Health Care—continued
Johnson & Johnson	14,925	$1,591
Roche Holding AG Sponsored ADR	43,250	1,602

		6,772

Industrials—12.8%
3M Co.	18,400	2,607
Emerson Electric Co.	16,500	1,032
Illinois Tool Works, Inc.	18,100	1,528
Union Pacific Corp.	25,547	2,770

		7,937

Information Technology—11.3%
Analog Devices, Inc.	30,200	1,495
Apple, Inc.	28,418	2,863
Applied Materials, Inc.	124,450	2,689

		7,047

Materials—4.2%
International Flavors & Fragrances, Inc.	14,200	1,361
PPG Industries, Inc.	6,500	1,279

		2,640

Utilities—4.6%
AGL Resources, Inc.	41,677	2,140
Questar Corp.	32,800	731

		2,871
TOTAL COMMON STOCKS (Identified Cost $40,121)		61,693
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $40,121)		61,693

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	593,286	$593
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $593)		593
TOTAL INVESTMENTS—100.1%
(Identified Cost $40,714)		62,286	(1)
Other assets and liabilities, net—(0.1)%		(52)

NET ASSETS—100.0%		$62,234

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	93%
Ireland	3
Switzerland	2
United Kingdom	2
Total	100%
† % of total investments as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$61,693	$61,693
Short-Term Investments	593	593

Total Investments	$62,286	$62,286

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (The)	151,300	$6,884
Cinemark Holdings, Inc.	265,000	9,021
Interval Leisure Group, Inc.	308,000	5,867
Wolverine World Wide, Inc.	315,000	7,894

		29,666

Consumer Staples—8.6%
National Beverage Corp.(2)	412,304	8,040
Village Super Market, Inc.	110,000	2,506
WD-40 Co.	156,954	10,666

		21,212

Energy—1.5%
CARBO Ceramics, Inc.	62,596	3,708

Financials—19.5%
Bank of Hawaii Corp.	68,000	3,863
Eaton Vance Corp.	249,991	9,432
First Cash Financial Services, Inc.(2)	176,800	9,897
Primerica, Inc.	168,000	8,101
RLI Corp.	238,012	10,304
Westamerica Bancorp	138,868	6,460

		48,057

Health Care—6.0%
Owens & Minor, Inc.	212,338	6,952
Patterson Cos., Inc.	186,000	7,706

		14,658

Industrials—17.7%
CLARCOR, Inc.	142,061	8,961
Corporate Executive Board Co. (The)	160,782	9,658

	SHARES	VALUE

Industrials—continued
Graco, Inc.	151,767	$11,076
Landstar System, Inc.	150,828	10,888
Sun Hydraulics Corp.	77,000	2,895

		43,478

Information Technology—27.5%
American Software, Inc. Class A	460,000	4,057
Badger Meter, Inc.	154,617	7,800
Cabot Microelectronics Corp.(2)	165,900	6,877
Cass Information Systems, Inc.	207,019	8,571
Cognex Corp.(2)	133,356	5,370
Computer Services, Inc.	147,104	5,423
Heartland Payment Systems, Inc.	110,000	5,249
Jack Henry & Associates, Inc.	179,450	9,988
Monotype Imaging Holdings, Inc.	144,299	4,087
Syntel Co.(2)	116,043	10,205

		67,627

Materials—1.9%
Balchem Corp.	83,836	4,743

Utilities—3.5%
Questar Corp.	392,000	8,737
TOTAL COMMON STOCKS (Identified Cost $175,057)		241,886
TOTAL LONG-TERM INVESTMENTS—98.3%
(Identified Cost $175,057)		241,886

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	4,448,832	$4,449
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,449)		4,449
TOTAL INVESTMENTS—100.1%
(Identified Cost $179,506)		246,335	(1)
Other assets and liabilities, net—(0.1)%		(176)

NET ASSETS—100.0%		$246,159

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$241,886	$241,886
Short-Term Investments	4,449	4,449

Total Investments	$246,335	$246,335

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.7%

Consumer Discretionary—10.1%
Hibbett Sports, Inc.(2)	228,900	$9,758
NVR, Inc.(2)	12,600	14,238
Pool Corp.	138,950	7,492
Thor Industries, Inc.	112,900	5,815

		37,303

Consumer Staples—1.3%
Chefs’ Warehouse, Inc. (The)(2)	300,000	4,878

Energy—1.0%
RPC, Inc.	169,100	3,714

Financials—19.4%
Brown & Brown, Inc.	428,200	13,766
Cohen & Steers, Inc.	241,211	9,272
Federated Investors, Inc. Class B	184,471	5,416
MarketAxess Holdings, Inc.	271,432	16,791
Primerica, Inc.	240,000	11,573
RLI Corp.	344,000	14,892

		71,710

Health Care—17.6%
Abaxis, Inc.	330,200	16,745
Computer Programs & Systems, Inc.	238,300	13,700
Owens & Minor, Inc.	304,000	9,953
Sirona Dental Systems, Inc.(2)	224,600	17,222
Techne Corp.	80,300	7,512

		65,132

	SHARES	VALUE

Industrials—26.5%
CLARCOR, Inc.	166,600	$10,509
Copart, Inc.(2)	526,500	16,487
Exponent, Inc.	264,563	18,752
Landstar System, Inc.	185,200	13,370
Lincoln Electric Holdings, Inc.	51,700	3,574
MRC Global, Inc.(2)	543,000	12,663
RBC Bearings, Inc.	106,648	6,047
Rollins, Inc.	128,400	3,760
Toro Co. (The)	213,800	12,663

		97,825

Information Technology—18.0%
ANSYS, Inc.(2)	162,238	12,276
Blackbaud, Inc.	228,954	8,996
CDW Corp.	386,000	11,985
FactSet Research Systems, Inc.	151,700	18,436
Jack Henry & Associates, Inc.	261,800	14,572

		66,265

Materials—1.8%
AptarGroup, Inc.	111,500	6,768
TOTAL COMMON STOCKS (Identified Cost $274,912)		353,595
TOTAL LONG-TERM INVESTMENTS—95.7%
(Identified Cost $274,912)		353,595

	SHARES	VALUE

SHORT-TERM INVESTMENTS —4.3%

Money Market Mutual Funds—4.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	15,749,231	$15,749
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,749)		15,749
TOTAL INVESTMENTS—100.0% (Identified Cost $290,661)		369,344	(1)
Other assets and liabilities, net—0.0%		28

NET ASSETS—100.0%		$369,372

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$353,595	$353,595
Short-Term Investments	15,749	15,749

Total Investments	$369,344	$369,344

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—15.7%
Hibbett Sports, Inc.(2)	100,400	$4,280
HomeAway, Inc.(2)	106,000	3,763
Monro Muffler Brake, Inc.	51,000	2,475
Morningstar, Inc.	62,578	4,249
Pool Corp.	43,200	2,330

		17,097

Consumer Staples—8.5%
Chefs’ Warehouse, Inc. (The)(2)	318,000	5,171
PriceSmart, Inc.	47,722	4,087

		9,258

Financials—11.2%
Cohen & Steers, Inc.	61,900	2,380
Financial Engines, Inc.	112,551	3,851
MarketAxess Holdings, Inc.	97,000	6,000

		12,231

Health Care—14.6%
Abaxis, Inc.	94,100	4,772
National Research Corp. Class A(2)	254,601	3,312
Sirona Dental Systems, Inc.(2)	65,400	5,015
Techne Corp.	30,200	2,825

		15,924

	SHARES	VALUE

Industrials—13.6%
AAON, Inc.	113,768	$1,935
Copart, Inc.(2)	127,200	3,983
Heartland Express, Inc.	48,500	1,162
HEICO Corp. Class A	75,669	3,049
HUB Group, Inc. Class A(2)	84,500	3,425
Omega Flex, Inc.	69,400	1,351

		14,905

Information Technology—31.8%
ANSYS, Inc.(2)	43,400	3,284
Ellie Mae, Inc.(2)	144,000	4,694
FactSet Research Systems, Inc.	34,200	4,156
FLIR Systems, Inc.	19,033	597
Forrester Research, Inc.	101,200	3,730
MercadoLibre, Inc.	60,200	6,541
Mesa Laboratories, Inc.	30,100	1,739
NVE Corp.(2)	100,200	6,467
Shutterstock, Inc.(2)	48,900	3,491

		34,699

Materials—3.3%
UFP Technologies, Inc.(2)	163,600	3,596
TOTAL COMMON STOCKS (Identified Cost $84,869)		107,710
TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $84,869)		107,710

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.080%)	1,707,468	$1,707
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,707)		1,707
TOTAL INVESTMENTS—100.3% (Identified Cost $86,576)		109,417	(1)
Other assets and liabilities, net—(0.3)%		(335)

NET ASSETS—100.0%		$109,082

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$107,710	$107,710
Short-Term Investments	1,707	1,707

Total Investments	$109,417	$109,417

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.5%

Consumer Discretionary—19.5%
Home Depot, Inc. (The)	110,600	$10,146
Las Vegas Sands Corp.	88,260	5,491
NIKE, Inc. Class B	186,610	16,646
Priceline Group, Inc. (The)(2)	12,420	14,389
Ross Stores, Inc.	121,390	9,175
Starbucks Corp.	157,700	11,900
Time Warner, Inc.	78,970	5,939
Time, Inc.(2)	—	0
TripAdvisor, Inc.(2)	90,090	8,236

		81,922

Consumer Staples—10.4%
Colgate-Palmolive Co.	197,390	12,874
Costco Wholesale Corp.	65,733	8,238
Estee Lauder Cos., Inc. (The) Class A	72,790	5,439
Mead Johnson Nutrition Co.	87,410	8,410
Monster Beverage Corp.(2)	98,451	9,025

		43,986

Energy—3.2%
Core Laboratories N.V.	32,350	4,734
Schlumberger Ltd.	88,160	8,965

		13,699

Financials—3.0%
Charles Schwab Corp. (The)	211,070	6,203
T. Rowe Price Group, Inc.	82,710	6,485

		12,688

Health Care—13.4%
Celgene Corp.(2)	85,350	8,089
Cerner Corp.(2)	98,081	5,843
Gilead Sciences, Inc.(2)	139,930	14,896
Intuitive Surgical, Inc.(2)	13,735	6,343
Medidata Solutions, Inc.(2)	143,040	6,335
Perrigo Co. plc	50,980	7,657
Zoetis, Inc.	194,390	7,183

		56,346

	SHARES	VALUE

Industrials—13.3%
Danaher Corp.	107,040	$8,133
Expeditors International of Washington, Inc.	236,570	9,600
Fastenal Co.	181,919	8,168
MSC Industrial Direct Co., Inc. Class A	74,006	6,325
Precision Castparts Corp.	30,180	7,149
Roper Industries, Inc.	61,690	9,025
Towers Watson & Co. Class A	75,690	7,531

		55,931

Information Technology—32.6%
Accenture plc Class A	103,380	8,407
Amphenol Corp. Class A	131,810	13,162
ANSYS, Inc.(2)	118,960	9,002
Apple, Inc.	296,170	29,839
Applied Materials, Inc.	530,020	11,454
Baidu, Inc. Sponsored ADR(2)	56,330	12,293
CoStar Group, Inc.(2)	43,755	6,805
Facebook, Inc. Class A(2)	357,630	28,267
Fleetmatics Group plc(2)	213,860	6,523
Visa, Inc. Class A	54,880	11,710

		137,462

Materials—4.1%
Ecolab, Inc.	78,790	9,047
Praxair, Inc.	62,570	8,071

		17,118
TOTAL COMMON STOCKS (Identified Cost $284,427)		419,152
TOTAL LONG-TERM INVESTMENTS—99.5%
(Identified Cost $284,427)		419,152

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.080%)	3,206,341	$3,206
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,206)		3,206
TOTAL INVESTMENTS—100.3% (Identified Cost $287,633)		422,358	(1)
Other assets and liabilities, net—(0.3)%		(1,432)

NET ASSETS—100.0%		$420,926

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$419,152	$419,152
Short-Term Investments	3,206	3,206

Total Investments	$422,358	$422,358

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.6%
Argentine Republic
Series X, 7.000%, 4/17/17	$115		$103
8.750%, 5/7/24	80		73
Series NY, 8.280%, 12/31/33(16)	484		418
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	85		61
RegS 8.250%, 10/13/24(5)	140		90
7.650%, 4/21/25	320		198
9.375%, 1/13/34	245		164
Commonwealth of Australia Series 130, 4.750%, 6/15/16	370	AUD	336
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15	250	NZD	198
Series 1217, 6.000%, 12/15/17	205	NZD	170
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	421
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		199
Mongolia 144A 5.125%, 12/5/22(4)	200		179
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(4)	156		155
Republic of Chile 5.500%, 8/5/20	95,000	CLP	168
Republic of Colombia 12.000%, 10/22/15	121,000	COP	64
Treasury Note, Series B, 11.250%, 10/24/18	230,500	COP	136
4.375%, 3/21/23	386,000	COP	164
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	200		183
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		234
Republic of El Salvador 144A 6.375%, 1/18/27(4)	175		176
Republic of Ghana 144A 8.125%, 1/18/26(4)	200		201
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,731,000	IDR	321
Series FR55, 7.375%, 9/15/16	1,836,000	IDR	150
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	72
Republic of Peru
GDN 144A 7.840%, 8/12/20(4)	220	PEN	87
RegS 6.900%, 8/12/37(5)	335	PEN	117
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	117

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	$102
Republic of Sri Lanka 144A 6.000%, 1/14/19(4)	$200		211
Republic of Uruguay 4.375%, 12/15/28	2,500	UYU(10)	142
Russian Federation
144A 7.850%, 3/10/18	10,000	RUB	241
144A 4.875%, 9/16/23(4)	400		394
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	358
Series M, 6.500%, 6/9/22	6,270	MXN	483
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $7,608)			6,886

MORTGAGE-BACKED SECURITIES—3.2%

Non-Agency—3.2%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	200		204
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	177		139
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	58		60
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	229		244
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	375		422
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	96		96
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	114		117
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.755%, 5/25/24(3)	215		199
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	264		280
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	134		144
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.991%, 8/10/45(3)	45		50

	PAR VALUE	VALUE
Non-Agency—continued
GSR Mortgage Loan Trust 05-AR4, 6A1 5.229%, 7/25/35(3)	$185	$184
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150	156
06-PW13, AM 5.582%, 9/11/41(3)	375	401
07-T28, A3 5.793%, 9/11/42	242	241
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.465%, 11/23/43(3)(4)	3	3
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(4)	350	378
06-LDP9, A3 5.336%, 5/15/47	183	196
07-LDPX, AM 5.464%, 1/15/49(3)	175	183
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	216	224
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.101%, 7/15/44(3)	160	175
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	100	101
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	160	164
05-1, 1A5 144A 8.000%, 8/25/34(4)	193	198
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.284%, 9/15/42(3)	365	378
07-IQ14, AM 5.869%, 4/15/49(3)	137	144
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	205	205
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	276	283
04-R3, A1 144A 6.500%, 2/25/35(4)	67	69
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	114	121
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	201	200

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	$133	$131
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.600%, 1/25/37(3)	137	137
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,081)		6,227

ASSET-BACKED SECURITIES—1.6%
American Home 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	180	180
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(4)	170	168
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1 AF5A 5.374%, 7/25/35(3)	216	215
05-12, 1A4 5.161%, 2/25/36(3)	213	213
05-12, 2A4 5.167%, 2/25/36(3)	160	155
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	254	260
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	171	173
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(4)	140	142
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	251	250
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	143	145
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(4)	164	168
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	88	90
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	178	186
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	110	115
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	116	120

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES—continued
06-H11, M1 6.010%, 2/25/36(3)	$97		$97
07-HI1, A3 5.720%, 3/25/37	75		77
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	215		216
Terwin Mortgage Trust 04-15ALT, A1 144A 5.665%, 7/25/34(3)(4)	91		88
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,996)			3,058

CORPORATE BONDS AND NOTES—21.0%

Consumer Discretionary—3.0%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(4)	130		131
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	111
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	190		182
Boyd Gaming Corp. 9.000%, 7/1/20	190		200
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	175		182
144A 6.125%, 7/1/22(4)	55		56
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	40		31
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	65		64
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	95		83
CCO Holdings LLC 5.250%, 9/30/22	90		88
Chrysler Group LLC 8.250%, 6/15/21	215		235
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	175		176
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	380		396
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200		209
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	45		35
iHeartCommunications, Inc.
10.000%, 1/15/18	50		42
144A 9.000%, 9/15/22(4)	65		65
Intelsat Jackson Holdings SA 5.500%, 8/1/23	130		125
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190		193

	PAR VALUE	VALUE
Consumer Discretionary—continued
JC Penney Corp., Inc. 8.125%, 10/1/19	$50	$49
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	133
Meritor, Inc. 6.750%, 6/15/21	160	167
MHGE Parent LLC 144A 8.500%, 8/1/19(4)	145	138
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	180	184
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	217
Penn National Gaming, Inc. 5.875%, 11/1/21	85	79
Pinnacle Entertainment, Inc.
7.500%, 4/15/21	75	78
6.375%, 8/1/21	220	231
QVC, Inc. 5.125%, 7/2/22	135	142
Scientific Games International, Inc. 144A 6.625%, 5/15/21(4)	185	155
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	50	49
Sinclair Television Group, Inc. 5.375%, 4/1/21	190	188
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	260	250
Station Casinos LLC 7.500%, 3/1/21	125	131
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	225	220
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	210
6.750%, 11/1/19	135	152
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	180	197
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	200	207

		5,781

Consumer Staples—0.3%
Darling Ingredients, Inc. 5.375%, 1/15/22	175	177
Elizabeth Arden, Inc. 7.375%, 3/15/21	115	103
Ingles Markets, Inc. 5.750%, 6/15/23	160	161
Whitewave Foods Co. (The) 5.375%, 10/1/22	60	61

		502

Energy—3.9%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(4)	65	64
BreitBurn Energy Partners 7.875%, 4/15/22	95	97

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
California Resources Corp. 144A 6.000%, 11/15/24(4)	$145	$149
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	195	186
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	70	73
CHC Helicopter SA 9.250%, 10/15/20	198	212
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(4)	95	99
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	168
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	125	124
Denbury Resources, Inc. 5.500%, 5/1/22	180	179
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	120	124
Energy Transfer Equity LP 5.875%, 1/15/24	180	185
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	225	212
EnQuest plc 144A 7.000%, 4/15/22(4)	200	189
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	216
EV Energy Partners LP 8.000%, 4/15/19	80	83
Exterran Partners LP 144A 6.000%, 10/1/22(4)	150	147
Forest Oil Corp. 7.250%, 6/15/19	185	175
FTS International, Inc. 144A 6.250%, 5/1/22(4)	90	89
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	189
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	179
Gulfport Energy Corp. 144A 7.750%, 11/1/20(4)	25	26
Laredo Petroleum, Inc. 7.375%, 5/1/22	170	179
Linn Energy LLC 6.500%, 5/15/19	150	148
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	190	201
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	90	93
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	95	93
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	200	173
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	238	247

	PAR VALUE		VALUE
Energy—continued
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	$165		$168
Parker Drilling Co. (The) 7.500%, 8/1/20	190		200
Petrobras Global Finance BV 6.250%, 3/17/24	175		183
Petrobras International Finance Co. 5.375%, 1/27/21	180		182
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	80		69
RegS 8.500%, 11/2/17(5)	620		490
144A 6.000%, 5/16/24(4)	490		254
Petroleos Mexicanos
3.500%, 1/30/23	100		96
144A 4.875%, 1/18/24(4)	60		63
6.500%, 6/2/41	100		116
PHI, Inc. 5.250%, 3/15/19	70		71
QEP Resources, Inc. 6.875%, 3/1/21	125		136
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		201
Regency Energy Partners LP 5.875%, 3/1/22	140		147
Rosetta Resources, Inc. 5.875%, 6/1/22	185		185
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200		171
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160		165
Transocean, Inc. 3.800%, 10/15/22	195		179
Tullow Oil plc 144A 6.000%, 11/1/20(4)	200		201

			7,576

Financials—6.7%
Aircastle Ltd. 5.125%, 3/15/21	345		342
Akbank TAS 144A 7.500%, 2/5/18	300	TRY	117
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		277
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	200		207
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(4)	185		199
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		218
144A 6.750%, 9/30/22(4)	170		190
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)	200		208
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		224
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		255
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	90		98

	PAR VALUE		VALUE
Financials—continued
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	$144
Banco Santander Chile 144A 3.875%, 9/20/22(4)	$195		192
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	195		216
Bancolombia S.A. 5.125%, 9/11/22	215		216
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		214
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235		240
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	200		208
Caixa Economica Federal 144A 7.250%, 7/23/24(3)(4)	200		201
CareTrust Partnership LP 144A 5.875%, 6/1/21(4)	145		146
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21	85		84
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	136		146
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)(6)(8)	195		258
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	250		251
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		247
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		194
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(4)	200		187
Excel Trust LP 4.625%, 5/15/24	45		46
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		54
First Cash Financial Services, Inc. 6.750%, 4/1/21	105		110
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		294
General Motors Financial Co., Inc. 4.750%, 8/15/17	355		375
Genworth Holdings, Inc. 4.900%, 8/15/23	130		134
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18	5		5
4.875%, 11/1/20	140		143
5.375%, 11/1/23	5		5

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(8)	$250		$268
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		15
6.000%, 8/1/20	70		72
5.875%, 2/1/22	145		145
iStar Financial, Inc. 5.000%, 7/1/19	100		97
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200		195
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		217
Leucadia National Corp. 5.500%, 10/18/23	70		73
Level 3 Financing, Inc. 7.000%, 6/1/20	220		233
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(4)	200		222
Morgan Stanley 144A 10.090%, 5/3/17	300	BRL	120
Series H, 5.450%, 12/29/49(3)	180		179
MPT Operating Partnership LP 5.500%, 5/1/24	65		66
Nationstar Mortgage LLC 6.500%, 7/1/21	325		311
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	175		168
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240		247
Onex York Acquisition Corp. 144A 8.500%, 10/1/22(4)	110		110
PennantPark Investment Corp. 4.500%, 10/1/19	150		151
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		193
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		249
Progressive Corp. (The) 6.700%, 6/15/37(3)	305		334
Prudential Financial, Inc.
5.875%, 9/15/42(3)	400		424
5.625%, 6/15/43(3)(6)	75		78
Regency Energy Partners LP 4.500%, 11/1/23	145		141
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		273
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		171
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		205
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		151

	PAR VALUE	VALUE
Financials—continued
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	$235	$235
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(5)(7)	100	85
Voya Financial, Inc. (f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(3)	150	151
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(7)	200	200
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	215	213
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	190

		12,827

Health Care—1.2%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	60	59
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(14)	35	35
Catamaran Corp. 4.750%, 3/15/21	120	116
Centene Corp. 4.750%, 5/15/22	145	146
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)	40	40
144A 6.875%, 2/1/22(4)	40	42
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145	132
Endo Finance LLC 144A 5.375%, 1/15/23(4)	145	139
HCA, Inc. 6.500%, 2/15/20	180	197
IASIS Healthcare LLC 8.375%, 5/15/19	105	110
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
LifePoint Hospitals, Inc. 5.500%, 12/1/21	135	137
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(4)	75	76
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	120	121
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	30	33
Select Medical Corp. 6.375%, 6/1/21	180	181
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	100	101
4.500%, 4/1/21	275	269
8.125%, 4/1/22	175	192

	PAR VALUE	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 7.500%, 7/15/21(4)	$5	$5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	201

		2,358

Industrials—2.0%
AAR Corp. 7.250%, 1/15/22	165	178
ADT Corp.(The) 6.250%, 10/15/21	210	218
AECOM Technology Corp. 144A 5.750%, 10/15/22(4)	70	71
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	166
Air Canada
144A 6.750%, 10/1/19(4)	190	201
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	85	87
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	180	183
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	166	174
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	320	322
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	240	266
01-1, A1 6.703%, 6/15/21	256	277
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	55	56
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	112
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	195
Masco Corp. 5.950%, 3/15/22	130	142
Northwest Airlines Pass-Through-Trust 02-1, G2
6.264%, 11/20/21	119	128
Rexel SA 144A 5.250%, 6/15/20(4)	230	232
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)	50	50
TransDigm, Inc. 144A 6.000%, 7/15/22(4)	180	178
U.S. Airways Pass-Through-Trust
01-1, G 7.076%, 3/20/21	105	114
11-1, A 7.125%, 10/22/23	317	368
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	184	199

		3,917

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—1.0%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	$315	$308
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(4)	5	5
First Data Corp.
144A 8.250%, 1/15/21(4)	170	181
11.750%, 8/15/21	300	349
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	115	123
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	150	146
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(14)	55	55
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	135	133
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)	15	15
Sanmina Corp. 144A 4.375%, 6/1/19(4)	40	39
Sensata Technologies BV 144A 4.875%, 10/15/23(4)	225	218
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(4)(14)	70	71
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	95	71
VeriSign, Inc. 4.625%, 5/1/23	120	116

		1,830

Materials—1.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260	269
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	425	420
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215	209
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	200	212
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	70
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	300	337
Hexion U.S. Finance Corp.
8.875%, 2/1/18	105	107
6.625%, 4/15/20	100	101
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200	194

	PAR VALUE		VALUE
Materials—continued
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	$115		$110
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		270
Tronox Finance LLC 6.375%, 8/15/20	155		157
United States Steel Corp. 6.875%, 4/1/21	225		241
Vale Overseas Ltd. 4.375%, 1/11/22	225		227
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165		190

			3,114

Telecommunication Services—0.9%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	144
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		211
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		161
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		207
Frontier Communications Corp. 6.250%, 9/15/21	95		95
Sprint Communications, Inc. 6.000%, 11/15/22	95		93
Sprint Corp. 144A 7.250%, 9/15/21(4)	105		110
T-Mobile USA, Inc.
6.125%, 1/15/22	100		101
6.731%, 4/28/22	35		36
6.500%, 1/15/24	75		76
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	200		193
Windstream Corp.
7.750%, 10/15/20	105		111
7.750%, 10/1/21	160		171

			1,709

Utilities—0.4%
AmeriGas Partners LP 7.000%, 5/20/22	125		132
Calpine Corp. 144A 6.000%, 1/15/22(4)	5		5
Electricite de France SA 144A 5.250%(3)(4)(6)(8)	240		244
NRG Energy, Inc.
7.875%, 5/15/21	175		189
6.625%, 3/15/23	5		5

	PAR VALUE	VALUE
Utilities—continued
RJS Power Holdings LLC 144A 5.125%, 7/15/19(4)	$120	$120

		694
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $40,224)		40,308

LOAN AGREEMENTS(3)—5.0%

Consumer Discretionary—1.2%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	105	104
Aristocrat International Ltd. Tranche B, 0.000%, 9/29/21(9)	105	104
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	69
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 10.500%, 10/31/16	45	43
Tranche B-6, 6.948%, 3/1/17	40	36
Tranche B-7, 9.750%, 1/28/18	22	21
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	74	70
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	106	108
Clear Channel Communications, Inc. Tranche D, 6.904%, 1/30/19	319	305
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	183	180
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 7/29/22(9)	80	80
Fitness International LLC Tranche B, 5.500%, 7/1/20	130	129
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	70	70
Key Safety Systems, Inc. 4.750%, 8/29/21	88	88
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	256	254
Marina District Finance Co., Inc. 6.750%, 8/15/18	78	79
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	181	184

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	$116	$119
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	76
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	214	210

		2,329

Consumer Staples—0.1%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	23	23
Albertson’s LLC Tranche B-4 4.500%, 8/25/21	115	114
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	126	130

		267

Energy—0.5%
Arch Coal, Inc. 6.250%, 5/16/18	185	169
Chief Exploration & Development LLC Second Lien 7.500%, 5/16/21	132	132
Drillships Financing Holding, Inc. 5.500%, 7/25/21	112	109
Expro Finservices S.A.R.L. 5.750%, 9/2/21	89	89
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	180	181
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	105
Seadrill Operating LP 4.000%, 2/21/21	103	99
Templar Energy LLC Second Lien, 8.500%, 11/25/20	170	165

		1,049

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	180	172
Asurion LLC Second Lien, 8.500%, 3/3/21	180	183
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	84
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	70	67

		506

	PAR VALUE	VALUE
Health Care—0.6%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	$147	$146
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	59	60
Second Lien, 11.000%, 1/2/19	37	38
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	46	45
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	181	181
InVentiv Health, Inc. Tranche B-4 7.750%, 5/15/18	150	149
MMM Holdings, Inc. 9.750%, 12/12/17	55	55
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	40	40
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	97	97
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	36	36
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	85	85
Salix Pharmaceuticals Ltd. First Lien, 4.250%, 1/2/20	47	47
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	50	50
Second Lien, 9.750%, 4/10/20	78	78
0.000%, 7/24/20(9)	19	19
0.000%, 7/23/21(9)	55	54

		1,180

Industrials—0.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	171	168
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	140	137
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	39	40
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	113	114
DynCorp International, Inc. 0.000%, 7/7/16(9)	85	85
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	140	141

	PAR VALUE	VALUE
Industrials—continued
Harland Clarke Holdings Corp. Tranche B-3, 7.000%, 5/22/18	$79	$80
Tranche B-4, 6.000%, 8/4/19	34	35
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	105	104
International Equipment Solutions Global B.V. 6.750%, 8/16/19	108	108
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien, 8.250%, 10/26/20	145	145
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	133
Sedgwick, Inc. Second Lien 0.000%, 2/28/22(9)	140	137

		1,444

Information Technology—1.2%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	102
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	8	8
Attachmate Group, Inc. (The) First Lien, 7.250%, 11/22/17	64	64
Blue Coat Systems, Inc.
4.000%, 5/31/19	97	95
Second Lien, 9.500%, 6/26/20	305	305
Deltek, Inc. Second Lien, 10.000%, 10/10/19	111	113
Evergreen Skills Lux S.A.R.L. (Skillsoft Corp.) Second Lien, 7.750%, 4/28/22	81	78
First Data Corp. 3.655%, 3/23/18	253	249
Infinity Acquisition Ltd. 4.250%, 8/6/21	71	70
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	99	99
Kronos, Inc.
First Lien, 4.500%, 10/30/19	2	2
Second Lien, 9.750%, 4/30/20	162	167
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	106	106
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	268	268
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	70	67

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—continued
SRA International, Inc. 6.500%, 7/20/18	$148		$148
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	93		86
Travelport LLC 6.000%, 9/2/21	87		87
Wall Street Systems, Inc. 4.500%, 4/30/21	122		121

			2,235

Materials—0.2%
Berlin Packaging, Inc. S.A.R.L. 0.000%, 9/23/22(9)	14		14
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	66		65
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	115		116
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	195		190

			385

Telecommunication Services—0.1%
Global Tel*Link Corp. Second Lien, 9.000%, 11/23/20	69		69
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	82		81
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	80		80

			230

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	39		38
ExGen Renewables I LLC 5.250%, 2/6/21	44		44

			82
TOTAL LOAN AGREEMENTS (Identified Cost $9,755)			9,707

	SHARES
PREFERRED STOCK—1.0%

Energy—0.1%
PTT Exploration & Production PCL, 144A, 4.875%(3)(4)	200	(11)	202

	SHARES		VALUE
Financials—0.9%
Ally Financial, Inc. Series A, 8.500%(2)(3)	6,485		$175
Citigroup, Inc. Series J, 7.125%(2)	7,400		198
General Electric Capital Corp. Series B, 6.250%(3)	100	(11)	108
General Electric Capital Corp. Series C, 5.250%(3)	100	(11)	100
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	180	(11)	183
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(11)	156
JPMorgan Chase & Co., Series Q, 5.150%(3)	220	(11)	209
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(11)	147
Wells Fargo & Co. Series K, 7.980%(3)	165	(11)	180
Zions Bancorp, 6.950%(2)(3)	8,300		221

			1,677
TOTAL PREFERRED STOCK (Identified Cost $1,889)			1,879

COMMON STOCKS—62.1%

Consumer Discretionary—9.8%
Bridgestone Corp. Unsponsored ADR	42,450		699
Comcast Corp. Class A	36,000		1,936
Ford Motor Co.	116,000		1,716
Fuji Heavy Industries Ltd.	14,050		928
Goodyear Tire & Rubber Co. (The)	80,000		1,807
Las Vegas Sands Corp.	29,000		1,804
Lear Corp.	20,000		1,728
Li & Fung Ltd.	270,200		599
Macy’s, Inc.	34,000		1,978
Melco Crown Entertainment Ltd. ADR	22,250		585
Michael Kors Holdings Ltd.(2)	26,000		1,856
Tata Motors Ltd. Sponsored ADR	13,500		590
Time Warner, Inc.	26,000		1,955
Toyota Motor Corp. Sponsored ADR	5,300		623

			18,804

Consumer Staples—2.8%
Archer-Daniels-Midland Co.(The)	41,000		2,095
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	12,600		549
Marine Harvest Asa ADR(12)	52,750		742
PepsiCo, Inc.	22,000		2,048

			5,434

	SHARES	VALUE
Energy—6.0%
Cameco Corp.	32,850	$580
Canadian Natural Resources Ltd.	19,100	742
Continental Resources, Inc.(2)	26,000	1,728
Encana Corp.	34,850	739
Helmerich & Payne, Inc.	18,000	1,762
Royal Dutch Shell plc Class B ADR(12)	9,550	756
Schlumberger Ltd.	17,000	1,729
Suncor Energy, Inc.	50,000	1,807
Valero Energy Corp.	38,000	1,758

		11,601

Financials—11.9%
Aflac, Inc.	33,000	1,922
Aviva plc Sponsored ADR	43,350	734
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	53,548	643
BB&T Corp.	55,000	2,047
BlackRock, Inc.	6,200	2,036
Blackstone Group LP (The)	65,000	2,046
BNP Paribas ADR	21,400	705
Credit Agricole S.A.	113,800	848
Goldman Sachs Group, Inc. (The)	11,000	2,019
ING Groep N.V. ADR(2)	58,650	832
Intesa Sanpaolo Sponsored ADR	44,400	802
JPMorgan Chase & Co.	34,000	2,048
Lincoln National Corp.	38,000	2,036
ORIX Corp. Sponsored ADR	9,550	659
T. Rowe Price Group, Inc.	26,000	2,038
U.S. Bancorp	36,000	1,506

		22,921

Health Care—5.5%
Abbott Laboratories	47,000	1,955
Biogen Idec, Inc.(2)	5,800	1,919
H Lundbeck A/S Sponsored ADR	25,450	565
Novartis AG ADR	8,100	763
Shire plc ADR	3,100	803
UnitedHealth Group, Inc.	23,000	1,984
Valeant Pharmaceuticals International, Inc.(2)	6,100	800
Zimmer Holdings, Inc.	19,000	1,910

		10,699

Industrials—9.7%
Alaska Air Group, Inc.	44,000	1,916
Cummins, Inc.	13,000	1,716
Deere & Co.	24,000	1,968
Dover Corp.	23,000	1,848
Hitachi Ltd. ADR	10,050	769
Hutchison Whampoa Ltd. ADR(12)	27,550	662
L-3 Communications Holdings, Inc.	18,000	2,140
Nidec Corp. ADR	62,900	1,064

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Parker Hannifin Corp.	16,000	$1,826
Schneider Electric SA	41,500	633
Trinity Industries, Inc.	43,000	2,009
Union Pacific Corp.	19,000	2,060

		18,611

Information Technology—11.0%
Apple, Inc.	21,000	2,116
Cisco Systems, Inc.	81,000	2,039
EMC Corp.	67,000	1,960
Google, Inc. Class A(2)	1,800	1,059
Google, Inc. Class C(2)	1,800	1,039
Intel Corp.	59,000	2,054
Jabil Circuit, Inc.	94,000	1,896
MasterCard, Inc. Class A	27,000	1,996
NetApp, Inc.	48,000	2,062
NXP Semiconductor NV(2)	5,300	363
Oracle Corp.	48,000	1,837
QUALCOMM, Inc.	27,000	2,019
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR	37,100	749

		21,189

Materials—2.7%
CF Industries Holdings, Inc.	7,900	2,206
Freeport-McMoRan Copper & Gold, Inc.	59,000	1,927
Newcrest Mining Ltd.(2)(12)	59,350	536
Syngenta AG ADR	7,750	491

		5,160

Specialized REIT—0.2%
HCA Holdings, Inc.(2)	7,000	494

Telecommunication Services—2.2%
KDDI Corp., ADR	41,500	622
Nippon Telegraph & Telephone Corp. ADR	30,450	947
Spark New Zealand Ltd.	51,800	602
Verizon Communications, Inc.	40,000	1,999

		4,170

Utilities—0.3%
GDF Suez	20,550	516
TOTAL COMMON STOCKS (Identified Cost $88,913)		119,599

EXCHANGE-TRADED FUNDS—0.5%
Proshares Ultrashort S&P500(2)	42,000	1,036
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,023)		1,036
TOTAL LONG-TERM INVESTMENTS—98.0%
(Identified Cost $158,489)		188,700	(15)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.080%)	3,048,966	$3,049
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,049)		3,049

SECURITIES LENDING COLLATERAL—1.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	2,190,166	2,190
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,190)		2,190
TOTAL INVESTMENTS—100.7% (Identified Cost $163,728)		193,939	(1)
Other assets and liabilities, net—(0.7)%		(1,514)

NET ASSETS—100.0%		$192,425

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $27,169 or 14.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date.
(9)	This loan will settle after September 30, 2014, at which time the interest rate based on the the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(10)	Principal amount is adjusted according to local inflation Index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion of the portfolio is segregated as collateral for a delayed delivery settlement.
(16)	Security in default.

Country Weightings†
United States	74%
Canada	3
Japan	3
United Kingdom	3
France	2
Brazil	1
Netherlands	1
Other	13
Total	100%
† % of total investments as of September 30, 2014

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Investment in Securities:
Debt Securities:
Asset-Backed Securities	$3,058	$—	$3,058
Corporate Bonds and Notes	40,308	—	40,308
Foreign Government Securities	6,886	—	6,886
Loan Agreements	9,707	—	9,707
Mortgage-Backed Securities	6,227	—	6,227
Equity Securities:
Common Stocks	119,599	119,599	—
Exchange-Traded Funds	1,036	1,036	—
Preferred Stock	1,879	593	1,286
Securities Lending Collateral	2,190	2,190	—
Short-Term Investments	3,049	3,049	—

Total	$193,939	$126,467	$67,472

There were no transfers between Level 1 and Level 2 for the period.

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Growth & Income Fund	Mid-Cap Core Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund	Quality Large-Cap Value Fund

Assets
Investment in securities at value(1)(2)	$151,984	$5,058		$85,107		$536,172	$62,286
Deposits with broker for futures contracts	69	—		—		—	—
Receivables
Investment securities sold	—	—		1,685		—	—
Fund shares sold	10	4		—	(3)	1,166	2
Receivable from adviser	—	6		—		—	—
Dividends and interest receivable	148	2		55		691	75
Tax reclaims	6	—		—		—	—
Variation margin for futures contracts	100	—		—		—	—
Prepaid trustee retainer	1	—	(3)	—	(3)	4	—	(3)
Prepaid expenses	30	19		28		52	25

Total assets	152,348	5,089		86,875		538,085	62,388

Liabilities
Payables
Fund shares repurchased	186	6		30		1,608	57
Investment securities purchased	—	—		1,299		733	—
Collateral on securities loaned	1,735	—		—		13,665	—
Investment advisory fees	81	—		55		338	34
Distribution and service fees	48	1		21		113	16
Administration fees	16	1		9		55	7
Transfer agent fees and expenses	45	1		28		235	17
Professional fees	6	17		17		18	18
Other accrued expenses	11	3		8		27	5

Total liabilities	2,128	29		1,467		16,792	154

Net Assets	$150,220	$5,060		$85,408		$521,293	$62,234

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$124,389	$3,653		$70,008		$433,821	$63,738
Accumulated undistributed net investment income (loss)	210	(12)		(490)		2,938	116
Accumulated undistributed net realized gain (loss)	11,531	151		1,548		(57,985)	(23,192)
Net unrealized appreciation (depreciation) on investments	14,090	1,268		14,342		142,519	21,572

Net Assets	$150,220	$5,060		$85,408		$521,293	$62,234

Class A
Net asset value (net assets/shares outstanding) per share	$20.83	$20.54		$20.94		$36.69	$14.55
Maximum offering price per share NAV/(1-5.75%)	$22.10	$21.79		$22.22		$38.93	$15.44
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,443,625	181,957		3,693,028		7,088,993	3,027,821
Net Assets	$113,412	$3,737		$77,332		$260,099	$44,067
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—		$17.60		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—		34,198		—	—
Net Assets	$—	$—		$602		$—	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$19.44	$19.86		$17.61		$35.12	$14.24
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,448,955	8,606		270,987		1,845,724	610,773
Net Assets	$28,167	$171		$4,771		$64,813	$8,697
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$20.80	$20.66		$21.32		$36.70	$14.56
Shares of beneficial interest outstanding, no par value, unlimited authorization	415,525	55,752		126,740		5,351,391	650,503
Net Assets	$8,641	$1,152		$2,703		$196,381	$9,470

(1) Investment in securities at cost	$137,886	$3,790		$70,765		$393,653	$40,714
(2) Market value of securities on loan	$1,697	$—		$—		$13,339	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Quality Small-Cap Fund		Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Assets
Investment in securities at value(1)(2)	$246,335		$369,344	$109,417	$422,358	$193,939
Cash	—		—	—	—	89
Receivables
Investment securities sold	—		—	1,538	3,213	1,261
Fund shares sold	663		1,094	136	4	14
Dividends and interest receivable	66		55	17	200	1,034
Tax reclaims	—	(3)	—	—	1	8
Prepaid expenses	32		45	27	42	30
Prepaid trustee retainer	—		1	1	2	1

Total assets	247,096		370,539	111,136	425,820	196,376

Liabilities
Payables
Fund shares repurchased	577		651	955	82	106
Investment securities purchased	—		52	921	4,239	1,390
Collateral on securities loaned	—		—	—	—	2,190
Investment advisory fees	146		235	72	245	113
Distribution and service fees	38		41	26	92	43
Administration fees	26		38	12	43	21
Transfer agent fees and expenses	119		107	41	144	45
Professional fees	18		16	18	19	22
Other accrued expenses	13		27	9	30	21

Total liabilities	937		1,167	2,054	4,894	3,951

Net Assets	$246,159		$369,372	$109,082	$420,926	$192,425

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$179,562		$285,236	$82,349	$275,168	$157,829
Accumulated undistributed net investment income (loss)	208		(103)	(946)	(698)	68
Accumulated undistributed net realized gain (loss)	(440)		5,556	4,838	11,731	4,323
Net unrealized appreciation (depreciation) on investments	66,829		78,683	22,841	134,725	30,205

Net Assets	$246,159		$369,372	$109,082	$420,926	$192,425

Class A
Net asset value (net assets/shares outstanding) per share	$15.30		$23.42	$15.72	$13.26	$9.77
Maximum offering price per share NAV/(1-5.75%)	$16.23		$24.85	$16.68	$14.07	$10.37
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,107,333		2,567,625	4,774,372	30,630,049	19,244,268
Net Assets	$78,149		$60,142	$75,076	$406,141	$188,076
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—	$—	$11.24	$9.90
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—	—	211,159	44,999
Net Assets	$—		$—	$—	$2,374	$446
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.18		$21.14	$14.75	$11.24	$9.99
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,575,506		1,470,124	809,866	571,928	390,750
Net Assets	$23,918		$31,084	$11,947	$6,431	$3,903
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$15.31		$24.22	$15.85	$13.51	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,412,171		11,486,466	1,391,447	442,526	—
Net Assets	$144,092		$278,146	$22,059	$5,980	$—

(1) Investment in securities at cost	$179,506		$290,661	$86,576	$287,633	$163,728
(2) Market value of securities on loan	$—		$—	$—	$—	$2,143
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2014 (Unaudited)

(Reported in thousands)

	Growth & Income Fund	Mid-Cap Core Fund		Mid-Cap Growth Fund	Mid-Cap Value Fund	Quality Large-Cap Value Fund

Investment Income
Dividends	$1,288	$20		$342	$7,327	$621
Security lending	6	—		5	32	—
Foreign taxes withheld	(10)	—	(1)	(1)	—	—	(1)

Total investment income	1,284	20		346	7,359	621

Expenses
Investment advisory fees	560	19		343	1,937	233
Service fees, Class A	140	4		97	339	57
Distribution and service fees, Class B	—	—		3	—	—
Distribution and service fees, Class C	142	1		24	332	38
Administration fees	89	3		51	307	37
Transfer agent fees and expenses	119	6		74	526	52
Registration fees	25	26		29	32	25
Printing fees and expenses	11	1		7	30	5
Custodian fees	2	1		1	24	2
Professional fees	18	14		14	15	14
Trustees’ fees and expenses	3	—	(1)	2	9	1
Miscellaneous expenses	4	1		4	10	2

Total expenses	1,113	76		649	3,561	466
Less expenses reimbursed and/or waived by investment adviser	(85)	(45)		(10)	—	(30)

Net expenses	1,028	31		639	3,561	436

Net investment income (loss)	256	(11)		(293)	3,798	185

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	10,395	157		1,573	13,314	2,893
Net realized gain (loss) on futures	85	—		—	—	—
Net change in unrealized appreciation (depreciation) on investments	(5,263)	112		(1,955)	(23,498)	18
Net change in unrealized appreciation (depreciation) on futures	(13)	—		—	—	—

Net gain (loss) on investments	5,204	269		(382)	(10,184)	2,911

Net increase (decrease) in net assets resulting from operations	$5,460	$258		$(675)	$(6,386)	$3,096

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED SEPTEMBER 30, 2014 (Unaudited)

(Reported in thousands)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$1,978	$2,421	$315	$2,208	$1,601
Interest	—	—	—	—	2,086
Security lending	—	—	—	— (1)	26
Foreign taxes withheld	—	—	—	(5)	(47)

Total investment income	1,978	2,421	315	2,203	3,666

Expenses
Investment advisory fees	913	1,508	530	1,465	699
Service fees, Class A	149	157	107	505	244
Distribution and service fees, Class B	—	—	—	12	2
Distribution and service fees, Class C	129	163	64	32	19
Administration fees	155	240	71	249	129
Transfer agent fees and expenses	219	357	120	366	121
Registration fees	32	37	36	31	32
Printing fees and expenses	20	27	9	30	13
Custodian fees	2	4	2	3	37
Professional fees	15	13	15	15	19
Trustees’ fees and expenses	5	9	2	8	4
Miscellaneous expenses	7	10	4	12	8

Total expenses	1,646	2,525	960	2,728	1,327
Less expenses reimbursed and/or waived by investment adviser	—	—	(52)	—	—

Total expenses	1,646	2,525	908	2,728	1,327

Net investment income (loss)	332	(104)	(593)	(525)	2,339

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	13,549	13,627	6,163	19,111	4,782
Net realized gain (loss) on foreign currency transactions	—	—	—	—	2
Net change in unrealized appreciation (depreciation) on investments	(25,879)	(13,240)	(9,046)	8,950	(5,056)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	—	(7)

Net gain (loss) on investments	(12,330)	387	(2,883)	28,061	(279)

Net increase (decrease) in net assets resulting from operations	$(11,998)	$283	$(3,476)	$27,536	$2,060

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Growth & Income Fund		Mid-Cap Core Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$256	$765	$(11)	$(12)
Net realized gain (loss)	10,480	38,826	157	110
Net change in unrealized appreciation (depreciation)	(5,276)	(12,389)	112	466

Increase (decrease) in net assets resulting from operations	5,460	27,202	258	564

From Distributions to Shareholders
Net investment income, Class A	(395)	(552)	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	(7)	(20)	—	—
Net investment income, Class I	(42)	(88)	—	—
Net realized short-term gains, Class A	—	—	(22)	(1)
Net realized short-term gains, Class C	—	—	(1)	— (1)
Net realized short-term gains, Class I	—	—	(7)	(1)
Net realized long-term gains, Class A	(9,336)	(7,849)	(31)	(38)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(2,535)	(2,128)	(2)	(4)
Net realized long-term gains, Class I	(740)	(897)	(10)	(20)

Decrease in net assets from distributions to shareholders	(13,055)	(11,534)	(73)	(64)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	7,918	(1,365)	575	1,034
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	1,799	277	(43)	(53)
Change in net assets from share transactions, Class I	(2,197)	(1,632)	(71)	(300)

Increase (decrease) in net assets from share transactions	7,520	(2,720)	461	681

Net increase (decrease) in net assets	(75)	12,948	646	1,181

Net Assets
Beginning of period	150,295	137,347	4,414	3,233

End of period	$150,220	$150,295	$5,060	$4,414

Accumulated undistributed net investment income (loss) at end of period	$210	$398	$(12)	$—

(1) Amount is less than $500.

See Notes to Financial Statements

Mid-Cap Growth Fund		Mid-Cap Value Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$(293)	$(693)	$3,798	$1,909	$185	$548	$332	$634
1,573	6,024	13,314	26,883	2,893	5,914	13,549	24,070
(1,955)	4,524	(23,498)	62,708	18	4,474	(25,879)	22,688

(675)	9,855	(6,386)	91,500	3,096	10,936	(11,998)	47,392

—	—	(1,109)	(629)	(280)	(401)	(235)	(422)
—	—	—	—	—	—	—	—
—	—	(63)	—	(44)	(14)	—	—
—	—	(960)	(578)	(69)	(226)	(455)	(438)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(806)	—	—	—	—	—	(5,457)	—
(7)	—	—	—	—	—	—	—
(59)	—	—	—	—	—	(1,063)	—
(23)	—	—	—	—	—	(4,311)	—

(895)	—	(2,132)	(1,207)	(393)	(641)	(11,521)	(860)

(2,295)	(7,521)	12,217	(39,557)	(7,180)	(6,279)	(48,097)	(4,481)
(113)	(501)	—	—	—	—	—	—
(336)	(155)	2,954	(3,446)	4,562	(187)	(862)	(1,231)
417	142	55,289	8,839	(475)	(23,210)	49,860	(5,714)

(2,327)	(8,035)	70,460	(34,164)	(3,093)	(29,676)	901	(11,426)

(3,897)	1,820	61,942	56,129	(390)	(19,381)	(22,618)	35,106

89,305	87,485	459,351	403,222	62,624	82,005	268,777	233,671

$85,408	$89,305	$521,293	$459,351	$62,234	$62,624	$246,159	$268,777

$(490)	$(197)	$2,938	$1,272	$116	$324	$208	$566

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(104)	$8	$(593)	$(1,067)
Net realized gain (loss)	13,627	15,127	6,163	8,405
Net change in unrealized appreciation (depreciation)	(13,240)	36,883	(9,046)	8,309

Increase (decrease) in net assets resulting from operations	283	52,018	(3,476)	15,647

From Distributions to Shareholders
Net investment income, Class A	—	(199)	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	—	(1)	—	—
Net investment income, Class I	—	(337)	—	—
Net realized short-term gains, Class A	(1,325)	(8)	—	—
Net realized short-term gains Class B	—	—	—	—
Net realized short-term gains, Class C	(338)	(1)	—	—
Net realized short-term gains, Class I	(2,107)	(11)	—	—
Net realized long-term gains, Class A	(3,045)	(43)	(4,209)	(2,418)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(778)	(8)	(661)	(310)
Net realized long-term gains, Class I	(4,842)	(51)	(829)	(435)

Decrease in net assets from distributions to shareholders	(12,435)	(659)	(5,699)	(3,163)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(99,270)	(1,515)	(13,278)	14,856
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	(1,089)	1,948	(290)	4,749
Change in net assets from share transactions, Class I	43,743	50,930	2,940	9,107

Increase (decrease) in net assets from share transactions	(56,616)	51,363	(10,628)	28,712

Net increase (decrease) in net assets	(68,768)	102,722	(19,803)	41,196

Net Assets
Beginning of period	438,140	335,417	128,885	87,689

End of period	$369,372	$438,139	$109,082	$128,885

Accumulated undistributed net investment income (loss) at end of period	$(103)	$—	$(946)	$(353)

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$(525)	$(493)	$2,339	$4,220
19,111	33,432	4,784	14,182
8,950	37,737	(5,063)	8,079

27,536	70,676	2,060	26,481

—	(1,077)	(2,292)	(3,950)
—	—	(4)	(8)
—	—	(31)	(45)
—	(31)	—	—
—	—	(2,150)	—
—	—	(5)	—
—	—	(41)	—
—	—	—	—
—	—	(3,082)	(17,785)
—	—	(8)	(62)
—	—	(58)	(312)
—	—	—	—

—	(1,108)	(7,671)	(22,162)

(19,604)	(40,885)	(1,948)	4,631
(460)	(1,062)	(127)	(229)
(290)	(699)	232	673
70	(1,196)	—	—

(20,284)	(43,842)	(1,843)	5,075

7,252	25,726	(7,454)	9,394

413,674	387,948	199,879	190,485

$420,926	$413,674	$192,425	$199,879

$(698)	$(174)	$68	$57

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth & Income
Fund
Class A
4/1/14 to 9/30/14(15)	$21.94	0.05	0.81	0.86	(0.08)	(1.89)	(1.97)	(1.11)	$20.83	3.86	%(4)	$113,412	1.25	%(3)	1.36	%(3)	0.47	%(3)	90	%(4)
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84		111,074	1.25		1.39		0.66		283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44		0.52		65
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48		0.40		51
4/1/10 to 3/31/11	14.87	0.09	2.37	2.46	(0.11)	—	(0.11)	2.35	17.22	16.69		88,027	1.25		1.53		0.63		44
4/1/09 to 3/31/10	10.15	0.12	4.78	4.90	(0.18)	—	(0.18)	4.72	14.87	48.67		96,335	1.13	(9)	1.34		0.93		34

Class C
4/1/14 to 9/30/14(15)	$20.60	(0.03)	0.77	0.74	(0.01)	(1.89)	(1.90)	(1.16)	$19.44	3.48	%(4)	$28,167	2.00	%(3)	2.11	%(3)	(0.28	)%(3)	90	%(4)
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93		27,930	2.00		2.14		(0.09)		283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19		(0.23)		65
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23		(0.35)		51
4/1/10 to 3/31/11	14.23	(0.02)	2.26	2.24	(0.03)	—	(0.03)	2.21	16.44	15.84		28,944	2.00		2.28		(0.12)		44
4/1/09 to 3/31/10	9.72	0.02	4.58	4.60	(0.09)	—	(0.09)	4.51	14.23	47.60		29,762	1.89	(9)	2.11		0.16		34

Class I
4/1/14 to 9/30/14(15)	$21.90	0.07	0.83	0.90	(0.11)	(1.89)	(2.00)	(1.10)	$20.80	4.04	%(4)	$8,641	1.00	%(3)	1.11	%(3)	0.70	%(3)	90	%(4)
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14		0.90		283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17		0.78		65
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23		0.66		51
4/1/10 to 3/31/11	14.85	0.13	2.37	2.50	(0.14)	—	(0.14)	2.36	17.21	17.09		5,719	1.00		1.28		0.90		44
4/1/09 to 3/31/10	10.14	0.15	4.77	4.92	(0.21)	—	(0.21)	4.71	14.85	49.00		9,270	0.91	(9)	1.13		1.16		34
Mid-Cap Core Fund
Class A
4/1/14 to 9/30/14(15)	$19.80	(0.05)	1.08	1.03	—	(0.29)	(0.29)	0.74	$20.54	5.26	%(4)	$3,737	1.35	%(3)	3.21	%(3)	(0.54	)%(3)	15	%(4)
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17		3,027	1.35		3.08		(0.31)		30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21		1,691	1.35		3.92		1.20		62
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65		945	1.35		4.61		0.07		27
4/1/10 to 3/31/11	12.57	— (5)	2.37	2.37	(0.04)	(0.19)	(0.23)	2.14	14.71	19.12		669	1.35		10.37		(0.01)		13
6/22/09(7) to 3/31/10	10.00	0.05	2.62	2.67	—	(0.10)	(0.10)	2.57	12.57	26.79	(4)	345	1.35	(3)	20.83	(3)	0.53	(3)	16	(4)

Class C
4/1/14 to 9/30/14(15)	$19.23	(0.13)	1.05	0.92	—	(0.29)	(0.29)	0.63	$19.86	4.89	%(4)	$171	2.10	%(3)	3.93	%(3)	(1.30	)%(3)	15	%(4)
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32		209	2.10		3.84		(1.01)		30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42		226	2.10		4.70		0.36		62
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78		211	2.10		5.41		(0.65)		27
4/1/10 to 3/31/11	12.49	(0.10)	2.34	2.24	—	(0.19)	(0.19)	2.05	14.54	18.18		189	2.10		11.15		(0.76)		13
6/22/09(7) to 3/31/10	10.00	(0.02)	2.61	2.59	—	(0.10)	(0.10)	2.49	12.49	25.99	(4)	126	2.10	(3)	23.95	(3)	(0.25	)(3)	16	(4)

Class I
4/1/14 to 9/30/14(15)	$19.89	(0.03)	1.09	1.06	—	(0.29)	(0.29)	0.77	$20.66	5.38	%(4)	$1,152	1.10	%(3)	2.94	%(3)	(0.30	)%(3)	15	%(4)
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48		1,178	1.10		2.85		(0.08)		30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65		1.56		62
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85		1,271	1.10		4.41		0.37		27
4/1/10 to 3/31/11	12.59	0.04	2.35	2.39	(0.07)	(0.19)	(0.26)	2.13	14.72	19.33		588	1.10		9.89		0.28		13
6/22/09(7) to 3/31/10	10.00	0.07	2.62	2.69	—	(0.10)	(0.10)	2.59	12.59	26.99	(4)	160	1.10	(3)	22.33	(3)	0.77	(3)	16	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Growth
Fund
Class A
4/1/14 to 9/30/14(15)	$21.30	(0.07)	(0.07)	(0.14)	—	(0.22)	(0.22)	(0.36)	$20.94	(0.67	)%(4)	$77,332	1.45	%(3)	1.47	%(3)	(0.64	)%(3)	14	%(4)
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99		81,016	1.45		1.44		(0.74)		32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51		(0.49)		35
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)		78,925	1.49	(10)	1.56		(0.64)		163
4/1/10 to 3/31/11	14.03	(0.13)	3.77	3.64	—	—	—	3.64	17.67	25.94		88,784	1.45		1.57		(0.85)		81
4/1/09 to 3/31/10	8.83	(0.06)	5.26	5.20	—	—	—	5.20	14.03	58.89		79,547	1.45		1.59		(0.51)		104

Class B
4/1/14 to 9/30/14(15)	$18.01	(0.12)	(0.07)	(0.19)	—	(0.22)	(0.22)	(0.41)	$17.60	(1.08	)%(4)	$602	2.20	%(3)	2.22	%(3)	(1.40	)%(3)	14	%(4)
4/1/13 to 3/31/14	16.20	(0.25)	2.06	1.81	—	—	—	1.81	18.01	11.17		732	2.20		2.20		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.41	1.23	—	—	—	1.23	16.20	8.22		1,142	2.20		2.26		(1.26)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		1,495	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.19)	3.25	3.06	—	—	—	3.06	15.28	25.04		2,185	2.20		2.32		(1.48)		81
4/1/09 to 3/31/10	7.75	(0.13)	4.60	4.47	—	—	—	4.47	12.22	57.68		3,291	2.20		2.34		(1.24)		104

Class C
4/1/14 to 9/30/14(15)	$18.01	(0.12)	(0.06)	(0.18)	—	(0.22)	(0.22)	(0.40)	$17.61	(1.02	)%(4)	$4,771	2.20	%(3)	2.22	%(3)	(1.40	)%(3)	14	%(4)
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10		5,233	2.20		2.19		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26		(1.24)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		4,849	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.21)	3.27	3.06	—	—	—	3.06	15.28	25.04		5,389	2.20		2.32		(1.63)		81
4/1/09 to 3/31/10	7.75	(0.14)	4.61	4.47	—	—	—	4.47	12.22	57.68		4,775	2.20		2.34		(1.29)		104

Class I
4/1/14 to 9/30/14(15)	$21.66	(0.04)	(0.08)	(0.12)	—	(0.22)	(0.22)	(0.34)	$21.32	(0.57	)%(4)	$2,703	1.20	%(3)	1.22	%(3)	(0.39	)%(3)	14	%(4)
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23		2,324	1.20		1.19		(0.49)		32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26		(0.24)		35
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)		1,831	1.24	(10)	1.31		(0.37)		163
4/1/10 to 3/31/11	14.12	(0.09)	3.80	3.71	—	—	—	3.71	17.83	26.27		1,519	1.20		1.32		(0.61)		81
4/1/09 to 3/31/10	8.87	(0.03)	5.28	5.25	—	—	—	5.25	14.12	59.19		1,332	1.20		1.34		(0.28)		104
Mid-Cap Value
Fund
Class A
4/1/14 to 9/30/14(15)	$37.12	0.29	(0.56)	(0.27)	(0.16)	—	(0.16)	(0.43)	$36.69	(0.75	)%(4)	$260,099	1.37	%(3)	1.37	%(3)	1.50	%(3)	12	%(4)
4/1/13 to 3/31/14	29.97	0.16	7.07	7.23	(0.08)	—	(0.08)	7.15	37.12	24.20		251,498	1.39	(16)	1.39		0.51		15
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(16)	1.41		0.38		19
4/1/11 to 3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(6)	1.45		0.27		22
4/1/10 to 3/31/11	20.47	0.06	4.29	4.35	(0.13)	—	(0.13)	4.22	24.69	21.42		280,485	1.48		1.49		0.29		11
4/1/09 to 3/31/10	12.44	0.12	8.04	8.16	(0.13)	—	(0.13)	8.03	20.47	66.04		309,899	1.47		1.47		0.71		15

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Value
Fund (Continued)
Class C
4/1/14 to 9/30/14(15)	$35.55	0.14	(0.54)	(0.40)	(0.03)	—	(0.03)	(0.43)	$35.12	(1.09	)%(4)	$64,813	2.12	%(3)	2.12	%(3)	0.78	%(3)	12	%(4)
4/1/13 to 3/31/14	28.84	(0.07)	6.78	6.71	—	—	—	6.71	35.55	23.23		62,738	2.14	(16)	2.14		(0.24)		15
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(16)	2.16		(0.37)		19
4/1/11 to 3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(6)	2.20		(0.49)		22
4/1/10 to 3/31/11	19.93	(0.09)	4.18	4.09	—	—	—	4.09	24.02	20.52		62,174	2.23		2.24		(0.46)		11
4/1/09 to 3/31/10	12.17	(0.01)	7.85	7.84	(0.08)	—	(0.08)	7.76	19.93	64.71		67,799	2.22		2.22		(0.03)		15

Class I
4/1/14 to 9/30/14(15)	$37.11	0.32	(0.53)	(0.21)	(0.20)	—	(0.20)	(0.41)	$36.70	(0.61	)%(4)	$196,381	1.12	%(3)	1.12	%(3)	1.68	%(3)	12	%(4)
4/1/13 to 3/31/14	29.97	0.25	7.05	7.30	(0.16)	—	(0.16)	7.14	37.11	24.52		145,115	1.14	(16)	1.14		0.77		15
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—	(0.16)	3.72	29.97	14.89		108,736	1.16	(16)	1.16		0.63		19
4/1/11 to 3/31/12	24.72	0.12	1.50	1.62	(0.09)	—	(0.09)	1.53	26.25	6.56		68,764	1.21	(6)	1.20		0.50		22
4/1/10 to 3/31/11	20.49	0.11	4.30	4.41	(0.18)	—	(0.18)	4.23	24.72	21.74		54,919	1.23		1.24		0.53		11
4/1/09 to 3/31/10	12.44	0.15	8.05	8.20	(0.15)	—	(0.15)	8.05	20.49	66.39		36,070	1.23		1.23		0.87		15
Quality Large-Cap
Value Fund
Class A
4/1/14 to 9/30/14(15)	$13.93	0.05	0.66	0.71	(0.09)	—	(0.09)	0.62	$14.55	5.09	%(4)	$44,067	1.35	%(3)	1.45	%(3)	0.63	%(3)	18	%(4)
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50		49,275	1.35		1.43		0.81		23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36		48,193	1.35		1.47		1.19		32
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—	(0.09)	0.40	10.76	4.84		40,936	1.35		1.53		1.19		17
4/1/10 to 3/31/11	9.18	0.09	1.21	1.30	(0.12)	—	(0.12)	1.18	10.36	14.40		44,331	1.35		1.58		0.96		29
4/1/09 to 3/31/10	6.32	0.10	2.87	2.97	(0.11)	—	(0.11)	2.86	9.18	47.40		43,612	1.35		1.52		1.22		165

Class C
4/1/14 to 9/30/14(15)	$13.67	—	0.64	0.64	(0.07)	—	(0.07)	0.57	$14.24	4.75	%(4)	$8,697	2.10	%(3)	2.20	%(3)	(0.01	)%(3)	18	%(4)
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56		3,803	2.10		2.18		0.05		23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57		3,452	2.10		2.23		0.42		32
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—	(0.02)	0.39	10.60	4.06		3,186	2.10		2.28		0.43		17
4/1/10 to 3/31/11	9.05	0.02	1.20	1.22	(0.06)	—	(0.06)	1.16	10.21	13.56		3,819	2.10		2.33		0.20		29
4/1/09 to 3/31/10	6.24	0.04	2.82	2.86	(0.05)	—	(0.05)	2.81	9.05	46.15		3,925	2.10		2.28		0.48		165

Class I
4/1/14 to 9/30/14(15)	$13.93	0.06	0.68	0.74	(0.11)	—	(0.11)	0.63	$14.56	5.30	%(4)	$9,470	1.10	%(3)	1.20	%(3)	0.89	%(3)	18	%(4)
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70		9,546	1.10		1.18		0.99		23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73		30,360	1.10		1.12		1.73		32
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—	(0.12)	0.40	10.76	5.11		1,398	1.10		1.28		1.46		17
4/1/10 to 3/31/11	9.18	0.12	1.20	1.32	(0.14)	—	(0.14)	1.18	10.36	14.67		522	1.10		1.33		1.27		29
4/1/09 to 3/31/10	6.32	0.14	2.85	2.99	(0.13)	—	(0.13)	2.86	9.18	47.74		343	1.10		1.29		1.67		165
6/6/08(7) to 3/31/09	11.04	0.11	(4.76)	(4.65)	(0.07)	—	(0.07)	(4.72)	6.32	(42.22	)(4)	58	1.10	(3)	1.25	(3)	1.68	(3)	140	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Quality Small-Cap
Fund
Class A
4/1/14 to 9/30/14(15)	$16.74	0.02	(0.76)	(0.74)	(0.03)	(0.67)	(0.70)	(1.44)	$15.30	(4.62	)%(4)	$78,148	1.30	%(3)	1.30	%(3)	0.20	%(3)	10	%(4)
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78		137,496	1.32	(6)	1.32		0.24		24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	1.34		1.29		16	(13)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—	(0.11)	0.84	13.22	7.73		120,962	1.42	(6)	1.34		1.45		19
4/1/10 to 3/31/11	9.98	0.16	2.38	2.54	(0.14)	—	(0.14)	2.40	12.38	25.72		105,975	1.48	(8)(10)	1.50		1.50		28
4/1/09 to 3/31/10	6.29	0.12	3.68	3.80	(0.11)	—	(0.11)	3.69	9.98	60.78		37,605	1.55		1.74		1.37		14

Class C
4/1/14 to 9/30/14(15)	$16.65	(0.04)	(0.76)	(0.80)	—	(0.67)	(0.67)	(1.47)	$15.18	(4.99	)%(4)	$23,918	2.05	%(3)	2.05	%(3)	(0.53	)%(3)	10	%(4)
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87		27,132	2.07	(6)	2.07		(0.52)		24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	2.09		0.56		16	(13)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96		22,765	2.17	(6)	2.09		0.66		19
4/1/10 to 3/31/11	9.97	0.09	2.37	2.46	(0.07)	—	(0.07)	2.39	12.36	24.75		22,174	2.21	(8)(10)	2.22		0.83		28
4/1/09 to 3/31/10	6.28	0.05	3.69	3.74	(0.05)	—	(0.05)	3.69	9.97	59.74		3,407	2.30		2.48		0.64		14

Class I
4/1/14 to 9/30/14(15)	$16.77	0.04	(0.76)	(0.72)	(0.07)	(0.67)	(0.74)	(1.46)	$15.31	(4.49	)%(4)	$144,093	1.05	%(3)	1.05	%(3)	0.48	%(3)	10	%(4)
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06		104,149	1.07	(6)	1.07		0.49		24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	1.10		1.19		16	(13)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	1.09		1.77		19
4/1/10 to 3/31/11	9.99	0.18	2.38	2.56	(0.17)	—	(0.17)	2.39	12.38	25.89		143,333	1.23	(8)(10)	1.26		1.73		28
4/1/09 to 3/31/10	6.29	0.14	3.69	3.83	(0.13)	—	(0.13)	3.70	9.99	61.32		56,820	1.30		1.48		1.61		14
Small-Cap Core Fund
Class A
4/1/14 to 9/30/14(15)	$24.19	(0.02)	0.01	(0.01)	—	(0.76)	(0.76)	(0.77)	$23.42	(0.13	)%(4)	$60,142	1.35	%(3)	1.35	%(3)	(0.14	)%(3)	9	%(4)
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39		(0.09)		31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37		0.52		15	(13)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34		1.08		10
4/1/10 to 3/31/11	14.81	0.01	4.00	4.01	—	—	—	4.01	18.82	27.08		35,679	1.47	(10)	1.47		0.04		22
4/1/09 to 3/31/10	9.36	(0.04)	5.49	5.45	—	—	—	5.45	14.81	58.23		15,167	1.62		1.62		(0.32)		23

Class C
4/1/14 to 9/30/14(15)	$21.99	(0.10)	0.01	(0.09)	—	(0.76)	(0.76)	(0.85)	$21.14	(0.51	)%(4)	$31,084	2.10	%(3)	2.10	%(3)	(0.90	)%(3)	9	%(4)
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14		(0.84)		31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12		(0.23)		15	(13)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09		0.15		10
4/1/10 to 3/31/11	13.79	(0.11)	3.72	3.61	—	—	—	3.61	17.40	26.18		10,067	2.24	(10)	2.24		(0.74)		22
4/1/09 to 3/31/10	8.78	(0.13)	5.14	5.01	—	—	—	5.01	13.79	57.06		5,989	2.37		2.37		(1.06)		23

Class I
4/1/14 to 9/30/14(15)	$24.95	0.01	0.02	0.03	—	(0.76)	(0.76)	(0.73)	$24.22	0.04	%(4)	$278,146	1.10	%(3)	1.10	%(3)	0.11	%(3)	9	%(4)
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14		0.19		31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12		0.63		15	(13)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09		1.11		10
4/1/10 to 3/31/11	15.17	0.06	4.10	4.16	—	—	—	4.16	19.33	27.42		108,117	1.22	(10)	1.22		0.37		22
4/1/09 to 3/31/10	9.56	(0.01)	5.62	5.61	—	—	—	5.61	15.17	58.68		31,810	1.37		1.37		(0.06)		23

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Sustainable
Growth Fund
Class A
4/1/14 to 9/30/14(15)	$16.97	(0.08)	(0.37)	(0.45)	—	(0.80)	(0.80)	(1.25)	$15.72	(2.78	)%(4)	$75,076	1.50	%(3)	1.59	%(3)	(0.97	)%(3)	16	%(4)
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56		(0.93)		23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67		(0.24)		24
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(12)	77,384	1.65	(6)	1.65		(0.84)		46
4/1/10 to 3/31/11	9.51	(0.02)	1.54	1.52	—	—	—	1.52	11.03	15.98		55,662	1.67	(10)	1.91		(0.17)		17
4/1/09 to 3/31/10	6.20	(0.06)	3.37	3.31	—	—	—	3.31	9.51	53.39		1,180	1.65		2.27		(0.77)		26

Class C
4/1/14 to 9/30/14(15)	$16.03	(0.13)	(0.35)	(0.48)	—	(0.80)	(0.80)	(1.28)	$14.75	(3.21	)%(4)	$11,947	2.25	%(3)	2.34	%(3)	(1.71	)%(3)	16	%(4)
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31		(1.68)		23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42		(0.96)		24
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(12)	7,490	2.40	(6)	2.40		(1.58)		46
4/1/10 to 3/31/11	9.24	(0.09)	1.49	1.40	—	—	—	1.40	10.64	15.15		5,981	2.42	(10)	2.67		(0.93)		17
4/1/09 to 3/31/10	6.06	(0.11)	3.29	3.18	—	—	—	3.18	9.24	52.48		359	2.40		3.18		(1.34)		26

Class I
4/1/14 to 9/30/14(15)	$17.08	(0.06)	(0.37)	(0.43)	—	(0.80)	(0.80)	(1.23)	$15.85	(2.71	)%(4)	$22,059	1.25	%(3)	1.34	%(3)	(0.71	)%(3)	16	%(4)
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42		20,685	1.25		1.30		(0.68)		23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42		(0.04)		24
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(12)	9,698	1.40	(6)	1.40		(0.55)		46
4/1/10 to 3/31/11	9.52	(0.01)	1.56	1.55	(0.03)	—	(0.03)	1.52	11.04	16.26		3,195	1.42	(10)	1.88		(0.05)		17
4/1/09 to 3/31/10	6.18	(0.04)	3.38	3.34	—	—	—	3.34	9.52	54.05		4,098	1.40		2.10		(0.49)		26
Strategic Growth Fund
Class A
4/1/14 to 9/30/14(15)	$12.41	(0.02)	0.87	0.85	—	—	—	0.85	$13.26	6.85	%(4)	$406,141	1.29	%(3)(14)	1.29	%(3)	(0.24	)%(3)	15	%(4)
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11		399,131	1.28	(16)	1.28		(0.11)		26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(16)	1.34		0.31		20
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66		409,555	1.35	(16)	1.35		(0.25)		115
4/1/10 to 3/31/11	8.48	(0.03)	1.71	1.68	—	(0.37)	(0.37)	1.31	9.79	20.90		447,994	1.44	(8)	1.44		(0.34)		82
4/1/09 to 3/31/10	5.78	(0.02)	2.72	2.70	—	—	—	2.70	8.48	46.71		420,181	1.46		1.46		(0.31)		52

Class B
4/1/14 to 9/30/14(15)	$10.56	(0.05)	0.73	0.68	—	—	—	0.68	$11.24	6.44	%(4)	$2,374	2.04	%(3)(14)	2.04	%(3)	(0.99	)%(3)	15	%(4)
4/1/13 to 3/31/14	8.93	(0.08)	1.71	1.63	—	—	—	1.63	10.56	18.25		2,682	2.03	(16)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.31	0.27	—	—	—	0.27	8.93	3.12		3,236	2.09	(16)	2.09		(0.46)		20
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00		4,617	2.10	(16)	2.10		(1.01)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.48	1.40	—	(0.37)	(0.37)	1.03	8.49	19.97		6,449	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		8,067	2.21		2.21		(1.07)		52

Class C
4/1/14 to 9/30/14(15)	$10.57	(0.05)	0.72	0.67	—	—	—	0.67	$11.24	6.34	%(4)	$6,431	2.04	%(3)(14)	2.04	%(3)	(0.99	)%(3)	15	%(4)
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23		6,329	2.03	(16)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(16)	2.09		(0.44)		20
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88		6,707	2.10	(16)	2.10		(1.00)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.49	1.41	—	(0.37)	(0.37)	1.04	8.50	20.11		7,507	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		7,351	2.21		2.21		(1.08)		52

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Strategic Growth Fund
(Continued)
Class I
4/1/14 to 9/30/14(15)	$12.64	—	0.87	0.87	—	—	—	0.87	$13.51	6.88	%(4)	$5,980	1.04	%(3)(14)	1.04	%(3)	0.01	%(3)	15	%(4)
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45		5,532	1.03	(16)	1.03		0.14		26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(16)	1.09		0.57		20
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92		4,733	1.10	(16)	1.10		0.00		115
4/1/10 to 3/31/11	8.56	(0.01)	1.74	1.73	—	(0.37)	(0.37)	1.36	9.92	21.29		4,350	1.20	(8)	1.19		(0.09)		82
4/1/09 to 3/31/10	5.82	(0.01)	2.75	2.74	—	—	—	2.74	8.56	47.08		3,802	1.22		1.22		(0.07)		52
Tactical Allocation
Fund
Class A
4/1/14 to 9/30/14(15)	$10.06	0.12	(0.01)	0.11	(0.12)	(0.28)	(0.40)	(0.29)	$9.77	0.95	%(4)	$188,076	1.31	%(3)	1.31	%(3)	2.36	%(3)	25	%(4)
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84		195,509	1.29		1.29		2.22		61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30		2.26		94
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88		189,926	1.30		1.30		1.59		128
4/1/10 to 3/31/11	8.18	0.13	0.90	1.03	(0.13)	—	(0.13)	0.90	9.08	12.78		196,705	1.36		1.36		1.59		126
4/1/09 to 3/31/10	6.33	0.16	1.87	2.03	(0.18)	—	(0.18)	1.85	8.18	32.29		195,988	1.33		1.33		2.09		139

Class B
4/1/14 to 9/30/14(15)	$10.18	0.08	—	0.08	(0.08)	(0.28)	(0.36)	(0.28)	$9.90	0.63	%(4)	$446	2.06	%(3)	2.06	%(3)	1.63	%(3)	25	%(4)
4/1/13 to 3/31/14	9.98	0.15	1.14	1.29	(0.13)	(0.96)	(1.09)	0.20	10.18	13.87		585	2.04		2.04		1.48		61
4/1/12 to 3/31/13	9.56	0.14	0.54	0.68	(0.15)	(0.11)	(0.26)	0.42	9.98	7.30		802	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02		1,165	2.05		2.05		0.82		128
4/1/10 to 3/31/11	8.26	0.07	0.91	0.98	(0.07)	—	(0.07)	0.91	9.17	11.94		1,697	2.11		2.11		0.85		126
4/1/09 to 3/31/10	6.39	0.10	1.89	1.99	(0.12)	—	(0.12)	1.87	8.26	31.34		1,961	2.08		2.08		1.35		139

Class C
4/1/14 to 9/30/14(15)	$10.27	0.08	—	0.08	(0.08)	(0.28)	(0.36)	(0.28)	$9.99	0.67	%(4)	$3,903	2.06	%(3)	2.06	%(3)	1.61	%(3)	25	%(4)
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90		3,785	2.04		2.04		1.46		61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06		2,381	2.05		2.05		0.87		128
4/1/10 to 3/31/11	8.33	0.07	0.92	0.99	(0.07)	—	(0.07)	0.92	9.25	11.96		1,580	2.11		2.11		0.83		126
4/1/09 to 3/31/10	6.44	0.10	1.91	2.01	(0.12)	—	(0.12)	1.89	8.33	31.41		1,468	2.08		2.08		1.32		139

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	For the Growth & Income Fund, the ratio of net expenses to average net assets includes the effect of $265 (reported in 000’s) reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 (reported in 000’s) of extraordinary expenses incurred in the fiscal period ended March 31, 2010. If excluded, the net expense ratios for the period ended March 31, 2010 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

(10)	Net expense ratio includes extraordinary expenses.
(11)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(12)	Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.
(13)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 14 in the Notes to Financial Statements.
(14)	The Fund is currently under its expense limitation.
(15)	Unaudited

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which ten (the “Funds”) are reported in this Semiannual report.

Each Fund has a distinct investment objective outlined below.

Funds	Each Fund Seeks to Provide
Growth & Income Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Mid-Cap Value Fund	Long-term capital growth
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions refer to the prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed securities)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity, as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the fund indirectly bear the fund’s pro-rata expenses of any underlying mutual funds in which a fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Enhanced disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by certain Funds.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

A Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the referenced index. The use of index futures contracts exposes the Fund to equity price risk. In addition to the following risks: 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2014, all loan agreements held by the Funds are assignment loans.

I.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2014, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Growth & Income Fund	$1,697	$1,735
Mid-Cap Value Fund	13,339	13,665
Tactical Allocation Fund	2,143	2,190

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2 + Billion
Growth & Income Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund*	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Mid-Cap Value Fund	0.75%	0.70%

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve is as follows:

Fund	Subadviser	Fund	Subadviser
Growth & Income Fund	QS Investors, LLC	Small-Cap Core Fund	Kayne(1)(2)
Mid-Cap Core Fund	Kayne(1)(2)	Small-Cap Sustainable Growth Fund	Kayne(1)(2)
Mid-Cap Growth Fund	Kayne(1)(2)	Strategic Growth Fund	Kayne(1)(2)
Mid-Cap Value Fund	Sasco Capital, Inc.	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management LLC(2)
Quality Large-Cap Value Fund	Kayne(1)(2)	Tactical Allocation Fund (Equity Portfolio)	Euclid Advisors LLC(2)
Quality Small-Cap Fund	Kayne(1)(2)

(1)	Kayne Anderson Rudnick Investment Management, LLC.
(2)	An indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds.

	Class A	Class B	Class C	Class I
Growth & Income Fund	1.25%	N/A	2.00%	1.00%
Mid-Cap Core Fund	1.35	N/A	2.10	1.10
Mid-Cap Growth Fund	1.45	2.20%	2.20	1.20
Mid-Cap Value Fund	1.48	N/A	2.23	1.23
Quality Large-Cap Value Fund	1.35	N/A	2.10	1.10
Quality Small-Cap Fund	1.42	N/A	2.17	1.17
Small-Cap Sustainable Growth Fund	1.50	N/A	2.25	1.25
Strategic Growth Fund	1.47	2.22	2.22	1.22

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

The Adviser may discontinue these voluntary expense caps at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total
Growth & Income Fund	$255	$193	$168	$616
Mid-Cap Core Fund	70	72	69	211
Mid-Cap Growth Fund	56	52	—	108
Quality Large-Cap Value Fund	81	41	34	156
Small-Cap Sustainable Growth Fund	—	46	63	109

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six-month period (the “period”) ended September 30, 2014, it retained net commissions of $46 Class A shares and deferred sales charges of $—(3), $17 for Class B shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(3)	Amount is less than $500

E.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Trust’s Administrator and Transfer Agent of the Trust.

For the period ended September 30, 2014, the Funds incurred administration fees totaling $1,069 which are included in the Statement of Operations.

For the period ended September 30, 2014, the Funds incurred transfer agent fees totaling $1,522 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

($ reported in thousands except shares)

At September 30, 2014, Virtus, its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Assets
Growth & Income Fund
Class I	5,172	$108
Mid-Cap Value Fund
Class A	160	6
Quality Large-Cap Value Fund
Class A	9,726	142
Class I	3,992	58
Quality Small-Cap Fund
Class A	22,416	343
Small-Cap Core Fund
Class A	9,203	216
Tactical Allocation Fund
Class A	2,538	25

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds (excluding U.S. Government and agency securities, futures contracts, written options, and short-term investments) during the period ended September 30, 2014, were as follows:

	Purchases	Sales
Growth & Income Fund	$132,440	$138,317
Mid-Cap Core Fund	895	684
Mid-Cap Growth Fund	11,989	15,282
Mid-Cap Value Fund	139,801	59,111
Quality Large-Cap Value Fund	11,346	14,407

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	Purchases	Sales
Quality Small-Cap Fund	$26,097	$36,925
Small-Cap Core Fund	35,449	106,924
Small-Cap Sustainable Growth Fund	18,724	30,463
Strategic Growth Fund	62,527	82,814
Tactical Allocation Fund	48,211	54,953

Note	5. Derivative Transactions

($ reported in thousands)

Certain Funds invested in derivative instruments such as equity index futures contracts during the current reporting period. The primary type of risk associated with the futures contracts is equity price risk. The Growth and Income Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the S&P 500® Index.

For additional information on the futures contracts in which the Fund was invested at the end of the reporting period, refer to the Schedule of Investments and Note 2G.

The following is a summary of the Trusts’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2014:

Statements of Assets and Liabilities
Growth & Income
Assets: Variation margin for futures contracts(1)	$100
Liabilities: None	—

Net asset (liability) balance	$100

Statements of Operations
Growth & Income
Net realized gain (loss) on futures	$85
Net change in unrealized appreciation (depreciation) on futures	(13)

Total net realized and unrealized gain (loss)	$72

(1)	Variation margin shown on the Statement of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts.

For the period ended September 30, 2014, Growth & Income Fund’s average volume of futures activities is as follows:

Futures Contracts – Sold(2)
$1,314

(2)	Notional Amount

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Growth & Income Fund				Mid-Cap Core Fund
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	340	$7,249	874	$18,256	44	$885	109	$2,035
Reinvestment of distributions	424	8,896	367	7,643	3	51	2	38
Shares repurchased	(384)	(8,227)	(1,353)	(27,264)	(18)	(361)	(55)	(1,039)

Net Increase / (Decrease)	380	$7,918	(112)	$(1,365)	29	$575	56	$1,034

Class C
Sale of shares	63	$1,251	107	$2,077	1	$11	11	$201
Reinvestment of distributions	112	2,201	95	1,859	— (1)	2	— (1)	4
Shares repurchased	(82)	(1,653)	(187)	(3,659)	(3)	(56)	(14)	(258)

Net Increase / (Decrease)	93	$1,799	15	$277	(2)	$(43)	(3)	$(53)

Class I
Sale of shares	23	$498	70	$1,438	2	$46	5	$87
Reinvestment of distributions	33	692	31	643	1	16	1	19
Shares repurchased	(157)	(3,387)	(181)	(3,713)	(7)	(133)	(22)	(406)

Net Increase / (Decrease)	(101)	$(2,197)	(80)	$(1,632)	(4)	$(71)	(16)	$(300)

(1)	Amount less than 500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	Mid-Cap Growth Fund				Mid-Cap Value Fund
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	56	$1,167	164	$3,334	1,725	$65,981	1,127	$37,178
Reinvestment of distributions	36	747	—	—	24	919	18	527
Shares repurchased	(203)	(4,209)	(542)	(10,855)	(1,435)	(54,683)	(2,385)	(77,262)

Net Increase / (Decrease)	(111)	$(2,295)	(378)	$(7,521)	314	$12,217	(1,240)	$(39,557)

Class B
Sale of shares	1	$10	—	$— (1)	—	$—	—	$—
Reinvestment of distributions	— (1)	8	—	—	—	—	—	—
Shares repurchased	(7)	(131)	(30)	(501)	—	—	—	—

Net Increase / (Decrease)	(6)	$(113)	(30)	$(501)	—	$—	—	$—

Class C
Sale of shares	6	$112	33	$561	176	$6,439	145	$4,630
Reinvestment of distributions	3	51	—	—	1	49	—	—
Shares repurchased	(29)	$(499)	(41)	(716)	(97)	(3,534)	(261)	(8,076)

Net Increase / (Decrease)	(20)	$(336)	(8)	$(155)	80	$2,954	(116)	$(3,446)

Class I
Sale of shares	26	$557	15	$292	2,147	$81,996	1,388	$44,685
Reinvestment of distributions	1	22	—	—	22	840	17	521
Shares repurchased	(8)	(162)	(7)	(150)	(727)	(27,547)	(1,123)	(36,367)

Net Increase / (Decrease)	19	$417	8	$142	1,442	$55,289	282	$8,839

	Quality Large-Cap Value Fund				Quality Small-Cap Fund
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	145	$2,068	185	$2,348	350	$5,654	1,578	$24,479
Reinvestment of distributions	16	242	25	309	333	5,359	28	389
Shares repurchased	(671)	(9,490)	(702)	(8,936)	(3,789)	(59,110)	(1,902)	(29,349)

Net Increase / (Decrease)	(510)	$(7,180)	(492)	$(6,279)	(3,106)	$(48,097)	(296)	$(4,481)

Class C
Sale of shares	360	$4,951	46	$585	35	$562	151	$2,367
Reinvestment of distributions	3	41	1	13	59	935	—	—
Shares repurchased	(31)	(430)	(62)	(785)	(148)	(2,359)	(234)	(3,598)

Net Increase / (Decrease)	332	$4,562	(15)	$(187)	(54)	$(862)	(83)	$(1,231)

Class I
Sale of shares	25	$369	49	$620	4,162	$65,200	2,033	$31,530
Reinvestment of distributions	5	66	14	176	207	3,331	22	298
Shares repurchased	(64)	(910)	(1,915)	(24,006)	(1,167)	(18,671)	(2,418)	(37,542)

Net Increase / (Decrease)	(34)	$(475)	(1,852)	$(23,210)	3,202	$49,860	(363)	$(5,714)

(1) Amount less than 500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	Small-Cap Core Fund				Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	306	$7,338	2,997	$67,656	280	$4,592	1,560	$25,926
Reinvestment of distributions	175	4,228	11	242	236	3,885	138	2,239
Shares repurchased	(4,623)	(110,836)	(2,991)	(69,413)	(1,333)	(21,755)	(804)	(13,309)

Net Increase / (Decrease)	(4,142)	$(99,270)	17	$(1,515)	(817)	$(13,278)	894	$14,856

Class C
Sale of shares	60	$1,294	465	$9,565	59	$914	425	$6,726
Reinvestment of distributions	47	1,025	1	10	36	565	17	260
Shares repurchased	(157)	(3,408)	(356)	(7,627)	(115)	(1,769)	(143)	(2,237)

Net Increase / (Decrease)	(50)	$(1,089)	110	$1,948	(20)	$(290)	299	$4,749

Class I
Sale of shares	3,926	$97,060	7,040	$166,807	621	$10,155	879	$14,663
Reinvestment of distributions	217	5,400	10	215	41	685	19	313
Shares repurchased	(2,370)	(58,717)	(4,799)	(116,092)	(482)	(7,900)	(356)	(5,869)

Net Increase / (Decrease)	1,773	$43,743	2,251	$50,930	180	$2,940	542	$9,107

	Strategic Growth Fund				Tactical Allocation Fund
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	191	$2,426	397	$4,550	232	$2,327	669	$6,590
Reinvestment of distributions	—	—	92	961	667	6,711	2,045	19,333
Shares repurchased	(1,713)	(22,030)	(4,040)	(46,396)	(1,089)	(10,986)	(2,171)	(21,292)

Net Increase / (Decrease)	(1,522)	$(19,604)	(3,551)	$(40,885)	(190)	$(1,948)	543	$4,631

Class B
Sale of shares	—	$—	2	$20	1	$11	1	$13
Reinvestment of distributions	—	—	—	—	2	16	7	69
Shares repurchased	(43)	(460)	(110)	(1,082)	(15)	(154)	(31)	(311)

Net Increase / (Decrease)	(43)	$(460)	(108)	$(1,062)	(12)	$(127)	(23)	$(229)

Class C
Sale of shares	13	$146	31	$301	95	$981	127	$1,273
Reinvestment of distributions	—	—	—	—	12	120	32	313
Shares repurchased	(40)	(436)	(102)	(1,000)	(84)	(869)	(91)	(913)

Net Increase / (Decrease)	(27)	$(290)	(71)	$(699)	23	$232	68	$673

Class I
Sale of shares	36	$477	114	$1,318	—	$—	—	$—
Reinvestment of distributions	—	—	3	28	—	—	—	—
Shares repurchased	(31)	(407)	(210)	(2,542)	—	—	—	—

Net Increase / (Decrease)	5	$70	(93)	$(1,196)	—	$—	—	$—

Note	7. 10% Shareholders

At September 30, 2014, certain Funds had individual shareholder accounts, and/or omnibus shareholder accounts, (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares	Number of Accounts
Quality Small-Cap Fund	21%	1
Small-Cap Core Fund	37	2

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

Note	8. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	9. Federal Income Tax Information

($ reported in thousands)

At September 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth & Income Fund	137,964	16,477	(2,457)	14,020
Mid-Cap Core Fund	3,794	1,296	(32)	1,264
Mid-Cap Growth Fund	70,810	15,959	(1,662)	14,297
Mid-Cap Value Fund	394,213	149,277	(7,318)	141,959
Quality Large-Cap Value Fund	40,759	21,881	(354)	21,527
Quality Small-Cap Fund	179,506	70,572	(3,743)	66,829
Small-Cap Core Fund	290,661	88,062	(9,379)	78,683
Small-Cap Sustainable Growth Fund	86,576	23,870	(1,029)	22,841
Strategic Growth Fund	287,829	139,603	(5,074)	134,529
Tactical Allocation Fund	164,175	33,732	(3,968)	29,764

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates:

	Expiration Year
	2017	2018	2019	Total
Growth & Income Fund	$1,478	$—	$—	$1,478
Mid-Cap Value Fund	—	63,785	6,953	70,738
Quality Large-Cap Value Fund	17,583	8,385	—	25,968
Quality Small-Cap Fund	13,965	—	—	13,965
Small-Cap Core Fund	8,043	—	—	8,043
Small-Cap Sustainable Growth Fund	—	1,312	—	1,312
Strategic Growth Fund	1,137	5,952	—	7,089

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Growth & Income Fund’s, Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, Small-Cap Sustainable Growth Fund’s and Strategic Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the applicable subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note	11. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadvisers to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2014, the Funds listed held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Mid-Cap Growth Fund	Information Technology	26%
Mid-Cap Value Fund	Materials	30%
Quality Small-Cap Fund	Information Technology	27%
Small-Cap Core Fund	Industrials	27%
Small-Cap Sustainable Growth Fund	Information Technology	32%
Strategic Growth Fund	Information Technology	33%

Note	12. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

Effective December 8, 2014, the Virtus Growth and Income Fund changed sub-advisors from QS Investors, LLC, to Rampart Investment Management, an indirect, wholly owned subsidiary of Virtus.

Effective November 12, 2014, the Virtus Mid Cap Value Fund was re-named the Virtus Contrarian Value Fund. There was no change to the Fund’s investment strategy, to seek long-term capital growth.

Effective November 12, 2014, Virtus Mid-Cap Value Fund (now Contrarian Value Fund) and Virtus Small-Cap Core Fund began offering Class R6 shares.

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8029	11-14

SEMIANNUAL REPORT

Virtus Balanced Fund

September 30, 2014

TRUST NAME: VIRTUS EQUITY TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Table of Contents

Virtus Balanced Fund

(“Balanced Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report which highlights performance of your fund for the six months ended September 30, 2014.

Market volatility increased over the six-month period, largely driven by geopolitical risks and a slowdown in the global economy. While the economies of Europe and China weakened, the U.S. economy accelerated and the U.S. dollar rallied strongly. Broad U.S. equity indexes registered moderate gains for the six months ended September 30, 2014. The S&P 500® Index returned 6.42%, the Dow Jones Industrial Average rose 4.76%, and the NASDAQ Composite Index® was up 7.67%. By comparison, international equity returns declined, including for both developed markets and emerging markets.

In mid-September, the Federal Reserve provided much needed assurance to investors by announcing that it intends to keep interest rates low for a “considerable time” after its bond buying program ends in October. Against this backdrop, the yield on the bellwether 10-year U.S. Treasury fluctuated widely over the six months, starting at 2.73% on March 31 and ending at 2.52% on September 30. The broader fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.21% for the six months.

The uncertain state of the global economy is likely to remain a concern for markets in the months ahead. However, the health of the U.S. economy – including improving hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2014

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS BALANCED FUND

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial Average

A market indicator composed of 30 actively traded blue chip U.S. stocks. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Payment-in-Kind Security “PIK”

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the New York Stock Exchange (NYSE).

2

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2014 TO SEPTEMBER 30, 2014

We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

3

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2014 TO SEPTEMBER 30, 2014

Expense Table
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,011.20	1.11%	$5.60
Class B	1,000.00	1,007.90	1.86	9.36
Class C	1,000.00	1,008.20	1.86	9.36

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.43	1.11	5.63
Class B	1,000.00	1,015.63	1.86	9.44
Class C	1,000.00	1,015.63	1.86	9.44

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Asset Allocations (Unaudited)

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2014.
Common Stocks		57%
Financials	11%
Information Technology	10%
Consumer Discretionary	9%
Industrials	9%
All Other Sectors in Common Stocks	18%
Corporate Bonds and Notes		23%
Mortgage-Backed Securities		8%
Other (includes short-term investments and securities lending collateral)		12%

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.1%
U.S. Treasury Note
0.375%, 4/30/16	$1,500	$1,499
0.500%, 6/30/16	5,000	5,003
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,499)		6,502
MUNICIPAL BONDS—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	593

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	5

	PAR VALUE		VALUE
Texas—0.0%
City of Houston Airport System Revenue United Airlines, Inc., Terminal E Project 4.750%, 7/1/24	$200		$210
TOTAL MUNICIPAL BONDS (Identified Cost $803)			808
FOREIGN GOVERNMENT SECURITIES—2.0%
Argentine Republic Series NY, 8.280%, 12/31/33(16)	911		788
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(5)	290		186
7.650%, 4/21/25	415		257
Commonwealth of Australia Series 130, 4.750%, 6/15/16	425	AUD	385
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15	275	NZD	218

See Notes to Financial Statements

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Series 1217, 6.000%, 12/15/17	275	NZD	$228
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	$600		596
Mongolia 144A 5.125%, 12/5/22(4)	410		367
New South Wales, Australia Treasury Corp., Series 17 5.500%, 3/1/17	430	AUD	401
Republic of Chile 5.500%, 8/5/20	257,000	CLP	453
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	462
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		242
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		681
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		492
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	4,700,000	IDR	404
Series FR63, 5.625%, 5/15/23	3,328,000	IDR	227
Republic of Peru GDN 144A 7.840%, 8/12/20(4)	1,265	PEN	498
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	304
Republic of Romania 144A 4.875%, 1/22/24(4)	610		647
Republic of Slovak 144A 4.375%, 5/21/22(4)	550		586
Republic of Sri Lanka 144A 6.000%, 1/14/19(4)	475		502
Republic of Uruguay 4.375%, 12/15/28	9,700	UYU(10)	552
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,173
Series M, 6.500%, 6/9/22	4,590	MXN	354
4.750%, 3/8/44	905	MXN	896
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $12,687)			11,899

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—8.0%
Agency—2.6%
FHLMC
6.500%, 4/1/31	$774	$879
5.000%, 7/1/35	387	429
5.000%, 12/1/35	920	1,030
FNMA
6.000%, 5/1/17	18	19
4.000%, 7/1/19	13	14
6.000%, 12/1/32	78	89
6.000%, 11/1/34	728	829
5.500%, 4/1/36	11	12
5.500%, 9/1/36	338	379
6.500%, 5/1/37	590	668
6.000%, 6/1/37	526	604
6.000%, 9/1/37	19	22
6.000%, 1/1/38	29	34
5.000%, 2/1/38	309	344
6.000%, 2/1/38	27	31
5.000%, 3/1/38	328	368
5.000%, 3/1/38	291	324
6.000%, 3/1/38	104	118
5.000%, 4/1/38	684	762
5.500%, 4/1/38	257	287
5.500%, 6/1/38	394	444
6.000%, 7/1/38	262	300
6.000%, 8/1/38	53	60
6.000%, 8/1/38	157	178
5.000%, 6/1/39	1,300	1,442
6.000%, 8/1/39	1,200	1,355
5.000%, 9/1/39	399	442
5.500%, 9/1/39	1,953	2,189
4.500%, 9/1/40	787	862
3.500%, 8/1/42	1,123	1,150

		15,664

Non-Agency—5.4%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	587
A-10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(4)	365	365
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	489
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.298%, 7/10/43(3)	1,000	1,018

See Notes to Financial Statements

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, G 144A 5.523%, 7/10/43(3)(4)	$220	$224
Banc of America Funding Corp. 04-B, 2A1 5.429%, 11/20/34(3)	268	266
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	497	515
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	337	352
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.458%, 5/25/34(3)	798	800
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,483	1,641
Bayview Commercial Asset Trust 08-1, A2A 144A 1.155%, 1/25/38(3)(4)	341	338
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	1,096	1,119
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(3)	650	713
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.989%, 12/10/49(3)	830	914
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	600	605
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.991%, 8/10/45(3)	1,859	2,030
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,175	1,266

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	$500	$534
07-T28, A3 5.793%, 9/11/42	820	819
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,241
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	569	607
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(4)	1,225	1,324
06-LDP7, AM 6.058%, 4/15/45(3)	1,000	1,073
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.351%, 9/25/34(3)	727	741
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	552	571
Morgan Stanley Capital I Trust
07-T27, A4 5.831%, 6/11/42(3)	1,270	1,395
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,501
08-T29, A4 6.455%, 1/11/43(3)	1,805	2,034
07-IQ14, A4 5.692%, 4/15/49(3)	900	978
07-IQ14, AM 5.869%, 4/15/49(3)	466	488
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	600	601
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	376	386
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	525	521

See Notes to Financial Statements

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 6/25/44(3)(4)	$510	$528
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	651	651
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 07-C30, A5 5.342%, 12/15/43	1,550	1,671

		31,906
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $46,440)		47,570
ASSET-BACKED SECURITIES—2.2%
American Home 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	615	616
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,053
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,244
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(4)	840	841
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates 05-1 AF5A 5.374%, 7/25/35(3)	715	712
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	693	690
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	716	716
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	341	340
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	380	387
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	510	522

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	$510	$520
12-2, D 3.870%, 2/15/18	1,200	1,244
12-3, C 3.010%, 4/16/18	1,180	1,204
13-1, D 2.270%, 1/15/19	480	481
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	432	434
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	234	237
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(4)	800	789
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	482
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	297	299
TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,714)		12,811
CORPORATE BONDS AND NOTES—22.7%
Consumer Discretionary—2.5%
Boyd Gaming Corp. 9.000%, 7/1/20	445	469
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	480	500
144A 6.125%, 7/1/22(4)	335	338
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	210	163
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	195	193
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	215	189
CCO Holdings LLC 5.250%, 9/30/22	255	250
Chrysler Group LLC 8.250%, 6/15/21	605	662

See Notes to Financial Statements

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	$795	$829
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	209
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	110	85
iHeartCommunications, Inc.
10.000%, 1/15/18	110	93
144A 9.000%, 9/15/22(4)	215	214
Intelsat Jackson Holdings SA 5.500%, 8/1/23	420	403
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	499
JC Penney Corp., Inc. 8.125%, 10/1/19	120	118
Kohl’s Corp. 4.750%, 12/15/23	600	637
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	420
Meritor, Inc. 6.750%, 6/15/21	435	455
MGM Resorts International 6.750%, 10/1/20	500	534
MHGE Parent LLC 144A 8.500%, 8/1/19(4)	365	346
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	400	408
Numericable Group SA 144A 6.000%, 5/15/22(4)	485	489
Penn National Gaming, Inc. 5.875%, 11/1/21	295	273
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	488
QVC, Inc. 4.375%, 3/15/23	600	599
Scientific Games International, Inc. 144A 6.625%, 5/15/21(4)	495	415
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	155	150

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Signet UK Finance plc 4.700%, 6/15/24	$630	$635
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	485	466
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	512
Station Casinos LLC 7.500%, 3/1/21	525	550
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	605	593
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	522
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	480	524
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	250	259
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	605

		15,094

Consumer Staples—0.3%
Elizabeth Arden, Inc. 7.375%, 3/15/21	315	281
Flowers Foods, Inc. 4.375%, 4/1/22	600	635
Ingles Markets, Inc. 5.750%, 6/15/23	385	388
Reynolds American, Inc. 3.250%, 11/1/22	610	589
Whitewave Foods Co. (The) 5.375%, 10/1/22	165	167

		2,060

Energy—3.4%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(4)	180	178
BreitBurn Energy Partners 7.875%, 4/15/22	340	346
California Resources Corp. 144A 6.000%, 11/15/24(4)	420	433
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	445	425
CHC Helicopter SA 9.250%, 10/15/20	324	347

See Notes to Financial Statements

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(4)	$250	$261
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	323
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(4)	315	311
Denbury Resources, Inc. 5.500%, 5/1/22	480	477
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,468
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(4)	265	274
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,389
5.875%, 1/15/24	480	493
6.500%, 2/1/42	635	723
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(4)	630	594
EnQuest plc 144A 7.000%, 4/15/22(4)	490	463
Forest Oil Corp. 7.250%, 6/15/19	510	482
FTS International, Inc. 144A 6.250%, 5/1/22(4)	185	183
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(6)	200	189
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465	451
Gulfport Energy Corp. 144A 7.750%, 11/1/20(4)	85	89
Kosmos Energy Ltd. 144A 7.875%, 8/1/21(4)	300	304
Linn Energy LLC 6.500%, 9/15/21	305	299
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(4)	620	556
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	245	254
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	255	251

	PAR VALUE		VALUE
Energy (continued)
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(6)	$635		$549
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	600		610
Parker Drilling Co. (The) 7.500%, 8/1/20	485		509
Petrobras International Finance Co. 5.375%, 1/27/21	875		884
Petroleos Mexicanos
3.500%, 1/30/23	795		764
144A 4.875%, 1/18/24(4)	200		210
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	480		481
Regency Energy Partners LP 5.875%, 3/1/22	425		445
Rosetta Resources, Inc. 5.875%, 6/1/24	490		482
Rowan Cos., Inc. 4.875%, 6/1/22	555		577
Transocean, Inc. 3.800%, 10/15/22	565		519
Tullow Oil plc 144A 6.000%, 11/1/20(4)	605		608
Weatherford International Ltd. 4.500%, 4/15/22	540		562
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		898
4.550%, 6/24/24	205		203

			19,864

Financials—8.8%
Aircastle Ltd.
4.625%, 12/15/18	30		30
6.250%, 12/1/19	500		529
5.125%, 3/15/21	390		386
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	330
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		873
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	525		543
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590		594

See Notes to Financial Statements

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	$530		$594
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730		779
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		592
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490		474
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925		1,004
Banco Santander Brasil SA 144A 8.000%, 3/18/16	300	BRL	117
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		887
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	650		720
Bancolombia S.A. 5.125%, 9/11/22	580		582
Bank of America Corp.
5.750%, 8/15/16	1,155		1,248
5.625%, 7/1/20	715		808
4.200%, 8/26/24	475		470
Bank of Baroda 144A 4.875%, 7/23/19(4)	600		632
Bank of India
144A 3.250%, 4/18/18(4)	605		611
144A 3.625%, 9/21/18(4)	300		305
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		617
Braskem Finance Ltd. 6.450%, 2/3/24	600		624
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	590		614
Caixa Economica Federal 144A 7.250%, 7/23/24(3)(4)	485		487
CareTrust Partnership LP 144A 5.875%, 6/1/21(4)	395		397
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	605		621
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21	235		231

	PAR VALUE	VALUE
Financials (continued)
Citigroup, Inc. 4.050%, 7/30/22	$600	$608
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	475	509
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	470	472
Corporate Office Properties LP 3.600%, 5/15/23	610	584
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	591
3.500%, 1/15/21	385	388
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	605
Digital Realty Trust LP 5.250%, 3/15/21	540	586
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	480
Excel Trust LP 4.625%, 5/15/24	255	259
First Cash Financial Services, Inc. 6.750%, 4/1/21	285	298
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	609
General Electric Capital Corp. 4.650%, 10/17/21	475	523
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,165	1,229
Genworth Holdings, Inc. 4.900%, 8/15/23	825	850
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18	20	20
4.875%, 11/1/20	385	393
5.375%, 11/1/23	15	15
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	684
5.750%, 1/24/22	875	996

See Notes to Financial Statements

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Highwoods Realty LP 3.625%, 1/15/23	$595	$586
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(7)(8)	680	730
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	45
6.000%, 8/1/20	240	247
5.875%, 2/1/22	450	449
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	600	635
Intesa San Paolo SpA 3.125%, 1/15/16	480	491
iStar Financial, Inc. 5.000%, 7/1/19	270	261
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	660	645
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,366
4.400%, 7/22/20	620	668
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	520
Korea Finance Corp. 4.625%, 11/16/21	430	468
Leucadia National Corp. 5.500%, 10/18/23	460	481
Level 3 Financing, Inc. 7.000%, 6/1/20	685	725
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	603
Lincoln National Corp. 4.200%, 3/15/22	915	965
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	39
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	554
Morgan Stanley
5.550%, 4/27/17	570	624
5.500%, 7/28/21	300	338
6.375%, 7/24/42	610	762
Series H, 5.450%, 12/29/49(3)	75	75

	PAR VALUE	VALUE
Financials (continued)
MPT Operating Partnership LP 5.500%, 5/1/24	$170	$173
Nationstar Mortgage LLC
6.500%, 7/1/21	300	287
6.500%, 6/1/22	490	468
Navient LLC 5.500%, 1/25/23	500	481
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	617
Onex York Acquisition Corp. 144A 8.500%, 10/1/22(4)	290	289
PennantPark Investment Corp. 4.500%, 10/1/19	525	528
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	595	576
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	575	597
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	350
5.625%, 6/15/43(3)(8)	1,150	1,198
Regency Energy Partners LP 4.500%, 11/1/23	480	467
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	514
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	657
UBS AG 7.625%, 8/17/22	500	581
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	323
3.250%, 8/15/22	280	272
Voya Financial, Inc. (f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(3)	605	611
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(6)	675	674
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	640	634

See Notes to Financial Statements

12

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Wells Fargo & Co. 3.450%, 2/13/23	$1,150	$1,130
XL Group plc Series E, 6.500%, 12/29/49(3)	730	701
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	600	570

		52,373

Health Care—1.5%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	200	196
Actavis, Inc. 3.250%, 10/1/22	640	618
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(14)	105	105
Cardinal Health, Inc. 3.200%, 3/15/23	300	294
Catamaran Corp. 4.750%, 3/15/21	335	323
Centene Corp. 4.750%, 5/15/22	490	492
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)	140	140
144A 6.875%, 2/1/22(4)	130	136
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	333
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	477
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	518
HCA, Inc. 6.500%, 2/15/20	560	613
IASIS Healthcare LLC 8.375%, 5/15/19	240	252
LifePoint Hospitals, Inc. 5.500%, 12/1/21	480	488
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(4)	190	192
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	345	349
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	698

	PAR VALUE	VALUE
Health Care (continued)
Owens & Minor, Inc. 3.875%, 9/15/21	$110	$110
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	85	92
Select Medical Corp. 6.375%, 6/1/21	615	618
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	260	262
4.500%, 4/1/21	765	749
8.125%, 4/1/22	580	638
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(4)	60	65

		8,758

Industrials—1.8%
AAR Corp. 7.250%, 1/15/22	440	475
ADT Corp. (The) 6.250%, 10/15/21	705	732
AECOM Technology Corp. 144A 5.750%, 10/15/22(4)	195	197
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370	397
Air Canada
144A 6.750%, 10/1/19(4)	685	725
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	214	219
Bombardier, Inc.
144A 4.750%, 4/15/19(4)	490	489
144A 6.125%, 1/15/23(4)	680	684
Carpenter Technology Corp. 4.450%, 3/1/23	560	575
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	864	958
00-1, A1 8.048%, 11/1/20	935	1,076
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	185	188
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	682	738
Masco Corp. 5.950%, 3/15/22	435	475
Norfolk Southern Corp. 2.903%, 2/15/23	600	580

See Notes to Financial Statements

13

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	$590		$638
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	430	BRL	159
Rexel SA 144A 5.250%, 6/15/20(4)	485		490
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)	140		140
TransDigm, Inc. 144A 6.000%, 7/15/22(4)	490		485

			10,420

Information Technology—0.6%
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(4)	20		20
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625		638
First Data Corp. 144A 8.250%, 1/15/21(4)	265		282
11.750%, 8/15/21	1,012		1,177
PIK Interest Capitalization, 144A 8.750%, 1/15/22(4)(14)	335		357
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	380		369
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(14)	125		124
Interactive Data Corp. 144A 5.875%, 4/15/19(4)	370		365
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)	50		49
Sanmina Corp. 144A 4.375%, 6/1/19(4)	20		20
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(4)	260		195

			3,596

	PAR VALUE	VALUE
Materials—1.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	$810	$838
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	500	494
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	498
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	210
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(6)	585	572
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	220	248
Gerdau Trade, Inc. 144A 4.750%, 4/15/23(4)	725	692
Hexion U.S. Finance Corp.
8.875%, 2/1/18	330	337
6.625%, 4/15/20	335	338
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365	392
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	250	247
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	825
NewMarket Corp. 4.100%, 12/15/22	649	651
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	481
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	305	291
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	365	388
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	420	437
Tronox Finance LLC 6.375%, 8/15/20	355	359
United States Steel Corp. 6.875%, 4/1/21	605	647
Vale Overseas Ltd. 4.375%, 1/11/22	580	584
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480	552

		10,081

See Notes to Financial Statements

14

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services—1.5%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	3,000	MXN	$216
AT&T, Inc. 3.875%, 8/15/21	$1,185		1,242
CenturyLink, Inc. Series S, 6.450%, 6/15/21	645		693
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		514
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,323
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480		497
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240		246
Frontier Communications Corp. 6.250%, 9/15/21	275		274
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)	485		503
Millicom International Cellular SA 144A 6.625%, 10/15/21(4)	200		209
Sprint Communications, Inc. 6.000%, 11/15/22	640		623
T-Mobile USA, Inc.
6.125%, 1/15/22	355		358
6.731%, 4/28/22	120		123
6.500%, 1/15/24	250		254
Telefonica Emisiones SAU 4.570%, 4/27/23	510		533
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(4)	245		237
Windstream Corp. 7.750%, 10/15/20	720		761

			8,606

Utilities—0.6%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		605

	PAR VALUE	VALUE
Utilities (continued)
Electricite de France SA 144A 5.250%(3)(4)(7)(8)	$610	$620
Enel SpA 144A 8.750%, 9/24/73(3)(4)(8)	245	285
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	641
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	425
RJS Power Holdings LLC 144A 5.125%, 7/15/19(4)	275	274
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	625

		3,475
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $133,214)		134,327
CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)	500	579
TOTAL CONVERTIBLE BONDS (Identified Cost $500)		579
LOAN AGREEMENTS—3.4%
Consumer Discretionary—0.7%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	227
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	153	145
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	185	176
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	252	258
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	115	115
Clear Channel Communications, Inc. Tranche D, 6.904%, 1/30/19	574	550

See Notes to Financial Statements

15

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 7/29/22(9)	$271	$270
Key Safety Systems, Inc. 4.750%, 8/29/21	237	237
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	465	459
Marina District Finance Co., Inc. 6.750%, 8/15/18	388	389
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	468	475
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	291	298
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	612	601

		4,200

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4 4.500%, 8/25/21	322	321
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	404	415
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	31	31
Tranche 2, 4.875%, 6/21/21	340	339

		1,106

Energy—0.4%
Arch Coal, Inc. 6.250%, 5/16/18	499	458
Chief Exploration & Development LLC Second Lien 7.500%, 5/16/21	356	357

	PAR VALUE	VALUE
Energy (continued)
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	$271	$263
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	480	483
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	283
Templar Energy LLC Second Lien, 8.500%, 11/25/20	480	466

		2,310

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	520	496
Asurion LLC Second Lien, 8.500%, 3/3/21	365	370
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	209
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	560	538

		1,613

Health Care—0.5%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	143	143
Second Lien, 11.000%, 1/2/19	124	125
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	116	116
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	504	506
InVentiv Health, Inc. Tranche B-4 7.750%, 5/15/18	240	238
MMM Holdings, Inc. 9.750%, 12/12/17	125	125

See Notes to Financial Statements

16

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Health Care (continued)
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	$91	$91
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	227	227
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	217	218
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	263	264
Second Lien, 9.750%, 4/10/20	275	276
0.000%, 7/24/20(9)	63	63
Second Lien, 0.000%, 7/23/21(9)	190	188
United Surgical Partners Tranche B 4.750%, 4/3/19	178	178

		2,758

Industrials—0.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	54	55
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	735	723
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	127	129
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	480	482
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	220	222
Tranche B-4, 6.000%, 8/4/19	94	95
International Equipment Solutions Global B.V. 6.750%, 8/16/19	233	233

	PAR VALUE	VALUE
Industrials (continued)
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien, 8.250%, 10/26/20	$365	$366
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	332
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	100	98

		2,735

Information Technology—0.5%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	254
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	11	11
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	791	791
First Data Corp. 3.655%, 3/23/18	640	629
Infinity Acquisition Ltd. 4.250%, 8/6/21	238	233
Kronos, Inc. First Lien, 4.500%, 10/30/19	6	6
Second Lien, 9.750%, 4/30/20	389	402
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	334	334
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	235	225
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	319	296

		3,181

Materials—0.3%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	627	615

See Notes to Financial Statements

17

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS (continued)
Materials (continued)
Houghton International, Inc. Holding Corp.
First Lien, 4.000%, 12/20/19	$481		$477
Second Lien, 9.500%, 12/21/20	240		243
Maple Hill Acquisition LLC (Berlin Packaging LLC) Second Lien, 0.000%, 9/23/22(9)	37		37
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	344		336

			1,708

Telecommunication Services—0.1%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	355		353

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	107		106
ExGen Renewables I LLC 5.250%, 2/6/21	124		125

			231
TOTAL LOAN AGREEMENTS (Identified Cost $20,374)			20,195
	SHARES
PREFERRED STOCKS—0.8%
Energy—0.1%
PTT Exploration & Production PCL, 144A, 4.875%(3)(4)	610	(11)	616

Financials—0.7%
General Electric Capital Corp. Series C, 5.250%(3)	600	(11)	601
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	485	(11)	492

	SHARES		VALUE
Financials (continued)
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(11)	$521
JPMorgan Chase & Co., Series Q, 5.150%(3)	590	(11)	562
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(11)	464
Wells Fargo & Co. Series K, 7.980%(3)	730	(11)	799
Zions Bancorp, 6.950%(3)	23,200		618

			4,057
TOTAL PREFERRED STOCKS (Identified Cost $4,744)			4,673
COMMON STOCKS—57.4%
Consumer Discretionary—9.0%
Bridgestone Corp. Unsponsored ADR	149,550		2,462
Comcast Corp. Class A	95,000		5,109
Ford Motor Co.	313,000		4,629
Fuji Heavy Industries Ltd.	49,500		3,269
Goodyear Tire & Rubber Co. (The)	215,000		4,856
Las Vegas Sands Corp.	78,000		4,852
Lear Corp.	55,000		4,753
Li & Fung Ltd.	949,450		2,103
Macy’s, Inc.	87,000		5,062
Melco Crown Entertainment Ltd. ADR	78,050		2,052
Michael Kors Holdings Ltd.(2)	68,000		4,854
Tata Motors Ltd. Sponsored ADR	47,250		2,065
Time Warner, Inc.	70,000		5,265
Toyota Motor Corp. Sponsored ADR	18,700		2,198

			53,529

Consumer Staples—2.6%
Archer-Daniels-Midland Co.(The)	109,000		5,570
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	44,200		1,927
Marine Harvest Asa ADR(12)	185,550		2,609
PepsiCo, Inc.	58,000		5,399

			15,505

See Notes to Financial Statements

18

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Energy—5.8%
Cameco Corp.	116,200	$2,052
Canadian Natural Resources Ltd.	66,200	2,571
Continental Resources, Inc.(2)	74,000	4,920
Encana Corp.	122,550	2,599
Helmerich & Payne, Inc.	49,000	4,796
Royal Dutch Shell plc Class B ADR(12)	33,700	2,666
Schlumberger Ltd.	48,000	4,881
Suncor Energy, Inc.	135,000	4,880
Valero Energy Corp.	103,000	4,766

		34,131

Financials—10.9%
Aflac, Inc.	90,000	5,242
Aviva plc Sponsored ADR	152,950	2,591
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	188,622	2,263
BB&T Corp.	141,000	5,247
BlackRock, Inc.	16,400	5,384
Blackstone Group LP (The)	156,000	4,911
BNP Paribas ADR	75,350	2,481
Credit Agricole S.A.	400,250	2,984
Goldman Sachs Group, Inc. (The)	30,000	5,507
ING Groep N.V. ADR(2)	206,350	2,928
Intesa Sanpaolo Sponsored ADR	156,450	2,826
JPMorgan Chase & Co.	91,000	5,482
Lincoln National Corp.	100,000	5,358
ORIX Corp. Sponsored ADR	33,550	2,315
T. Rowe Price Group, Inc.	64,000	5,018
U.S. Bancorp	96,000	4,016

		64,553

Health Care—5.5%
Abbott Laboratories	130,000	5,407
Biogen Idec, Inc.(2)	15,600	5,161
H Lundbeck A/S Sponsored ADR	89,550	1,988
HCA Holdings, Inc.(2)	20,000	1,410
Novartis AG ADR	28,300	2,664
Shire plc ADR	10,950	2,837
UnitedHealth Group, Inc.	62,000	5,347
Valeant Pharmaceuticals International, Inc.(2)	21,450	2,814

	SHARES	VALUE
Health Care (continued)
Zimmer Holdings, Inc.	52,000	$5,229

		32,857

Industrials—8.9%
Alaska Air Group, Inc.	114,000	4,964
Cummins, Inc.	36,000	4,751
Deere & Co.	65,000	5,329
Dover Corp.	60,000	4,820
Hitachi Ltd. ADR	35,300	2,700
Hutchison Whampoa Ltd. ADR(12)	96,750	2,325
L-3 Communications Holdings, Inc.	48,000	5,708
Nidec Corp. ADR	221,600	3,749
Parker Hannifin Corp.	45,000	5,137
Schneider Electric SA	145,700	2,221
Trinity Industries, Inc.	116,000	5,420
Union Pacific Corp.	50,000	5,421

		52,545

Information Technology—9.8%
Apple, Inc.	55,000	5,541
Cisco Systems, Inc.	214,000	5,386
EMC Corp.	184,000	5,384
Google, Inc. Class A(2)	4,900	2,883
Google, Inc. Class C(2)	4,900	2,829
Intel Corp.	161,000	5,606
Jabil Circuit, Inc.	252,000	5,083
MasterCard, Inc. Class A	73,000	5,396
NetApp, Inc.	129,000	5,542
NXP Semiconductor NV(2)	18,600	1,273
Oracle Corp.	132,000	5,053
QUALCOMM, Inc.	73,000	5,458
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR	130,500	2,634

		58,068

Materials—2.4%
CF Industries Holdings, Inc.	21,100	5,891
Freeport-McMoRan Copper & Gold, Inc.	144,000	4,702
Newcrest Mining Ltd.(2)(12)	208,550	1,884
Syngenta AG ADR	27,200	1,724

		14,201

See Notes to Financial Statements

19

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Telecommunication Services—2.2%
KDDI Corp., ADR	146,100	$2,189
Nippon Telegraph & Telephone Corp. ADR	107,150	3,333
Spark New Zealand Ltd.	182,250	2,118
Verizon Communications, Inc.	113,000	5,649

		13,289

Utilities—0.3%
GDF Suez	72,250	1,812
TOTAL COMMON STOCKS (Identified Cost $255,338)		340,490
EXCHANGE-TRADED FUNDS—0.5%
ProShares Ultrashort S&P500(2)	112,000	2,763
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,727)		2,763
TOTAL LONG-TERM INVESTMENTS—98.3%
(Identified Cost $496,040)		582,617	(15)
SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Funds—1.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.080%)	9,068,017	9,068
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,068)		9,068
SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(13)	7,354,170	7,354
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $7,354)		7,354
TOTAL INVESTMENTS—101.0% (Identified Cost $512,462)		599,039	(1)
Other assets and liabilities, net—(1.0)%		(6,163)

NET ASSETS—100.0%		$592,876

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $75,074 or 12.7% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.

See Notes to Financial Statements

20

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

(9)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(10)	Principal amount is adjusted according to local inflation index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion of the portfolio is segregated as collateral for a delayed delivery settlement.
(16)	Security in default.

Country Weightings†
United States	75%
Canada	3
Japan	3
United Kingdom	3
France	2
Mexico	1
Switzerland	1
Other	12
Total	100%

†	% of total investments as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,811	$—	$12,811
Convertible Bonds	579	—	579
Corporate Bonds and Notes	134,327	—	134,327
Foreign Government Securities	11,899	—	11,899
Loan Agreements	20,195	—	20,195
Mortgage-Backed Securities	47,570	—	47,570
Municipal Bonds	808	—	808
U.S. Government Securities	6,502	—	6,502
Equity Securities:
Common Stocks	340,490	340,490	—
Exchange-traded Funds	2,763	2,763	—
Preferred Stocks	4,673	618	4,055
Securities Lending Collateral	7,354	7,354	—
Short-Term Investments	9,068	9,068	—

Total Investments	$599,039	$360,293	$238,746

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

21

VIRTUS BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)(2)	$599,039
Cash	163
Receivables
Investment securities sold	1,133
Fund shares sold	3
Dividends and interest receivable	2,854
Tax reclaims	112
Prepaid trustee retainer	4
Prepaid expenses	33

Total assets	603,341

Liabilities
Payables
Fund shares repurchased	240
Investment securities purchased	2,180
Collateral on securities loaned	7,354
Investment advisory fees	273
Distribution and service fees	150
Administration fees	62
Transfer agent fees and expenses	130
Professional fees	24
Other accrued expenses	52

Total liabilities	10,465

Net Assets	$592,876

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$492,483
Accumulated undistributed net investment income (loss)	91
Accumulated undistributed net realized gain (loss)	13,730
Net unrealized appreciation (depreciation) on investments	86,572

Net Assets	$592,876

Class A
Net asset value (net assets/shares outstanding) per share	$15.17
Maximum offering price per share NAV/(1–5.75%)	$16.10
Shares of beneficial interest outstanding, no par value, unlimited authorization	36,329,682
Net Assets	$551,229
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$15.10
Shares of beneficial interest outstanding, no par value, unlimited authorization	66,055
Net Assets	$997
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.07
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,698,279
Net Assets	$40,650

(1) Investment in securities at cost	$512,462
(2) Market value of securities on loan	7,196

See Notes to Financial Statements

22

VIRTUS BALANCED FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$4,754
Interest	5,558
Security lending	93
Foreign taxes withheld	(175)

Total investment income	10,230

Expenses
Investment advisory fees	1,686
Service fees, Class A	713
Distribution and service fees, Class B	6
Distribution and service fees, Class C	210
Administration fees	375
Transfer agent fees and expenses	362
Registration fees	30
Printing fees and expenses	31
Custodian fees	112
Professional fees	20
Trustees’ fees and expenses	12
Miscellaneous expenses	18

Total expenses	3,575

Net investment income (loss)	6,655

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	14,638
Net realized gain (loss) on foreign currency transactions	1
Net change in unrealized appreciation (depreciation) on investments	(14,008)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(7)

Net gain (loss) on investments	624

Net increase (decrease) in net assets resulting from operations	$7,279

See Notes to Financial Statements

23

VIRTUS BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase/(decrease) in net assets
From Operations
Net investment income (loss)	$6,655	$11,451
Net realized gain (loss)	14,639	40,985
Net change in unrealized appreciation (depreciation)	(14,015)	24,582

Increase (decrease) in net assets resulting from operations	7,279	77,018

From Distributions to Shareholders
Net investment income, Class A	(6,323)	(10,354)
Net investment income, Class B	(8)	(16)
Net investment income, Class C	(314)	(460)
Net realized short-term gains, Class A	(5,048)	(464)
Net realized short-term gains, Class B	(10)	(1)
Net realized short-term gains, Class C	(375)	(35)
Net realized long-term gains, Class A	(8,654)	(51,624)
Net realized long-term gains, Class B	(17)	(142)
Net realized long-term gains, Class C	(643)	(3,821)

Decrease in net assets from distributions to shareholders	(21,392)	(66,917)

From Share Transactions
Sale of shares
Class A (273 and 958 shares, respectively)	4,246	14,323
Class B (—(1) and —(1) shares, respectively)	— (1)	1
Class C (44 and 171 shares, respectively)	672	2,579

Reinvestment of distributions
Class A (1,189 and 3,952 shares, respectively)	18,497	57,792
Class B (2 and 10 shares, respectively)	33	148
Class C (75 and 256 shares, respectively)	1,155	3,747

Shares repurchased
Class A (1,874 and 4,653 shares, respectively)	(29,186)	(70,749)
Class B (18 and 52 shares, respectively)	(285)	(708)
Class C (124 and 317 shares, respectively)	(1,912)	(6,179)

Increase (decrease) in net assets from share transactions	(6,780)	954

Net increase (decrease) in net assets	(20,893)	11,055

Net Assets
Beginning of period	613,769	602,714

End of period	$592,876	$613,769

Accumulated undistributed net investment income (loss) at end of period	$91	$81

(1)	Amount is less than 500.

See Notes to Financial Statements

24

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(5)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
4/1/14 to 9/30/14(6)	$15.54	0.17	0.02	0.19	(0.18)	(0.38)	(0.56)	(0.37)	$15.17	1.12	%(4)	$551,229	1.11	%(3)	2.22	%(3)	23	%(4)
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)	0.19	15.54	13.79		570,784	1.10		1.97		57
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)	0.77	15.35	6.77		559,955	1.10		1.39		121
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	0.58	14.58	5.83		572,561	1.11		1.57		109
4/1/10 to 3/31/11	12.54	0.21	1.47	1.68	(0.22)	—	(0.22)	1.46	14.00	13.59		604,808	1.15		1.67		118
4/1/09 to 3/31/10	9.42	0.23	3.12	3.35	(0.23)	—	(0.23)	3.12	12.54	35.82		601,065	1.13		2.02		111
Class B
4/1/14 to 9/30/14(6)	$15.46	0.12	0.01	0.13	(0.11)	(0.38)	(0.49)	(0.36)	$15.10	0.79	%(4)	$997	1.86	%(3)	1.48	%(3)	23	%(4)
4/1/13 to 3/31/14	15.28	0.18	1.64	1.82	(0.17)	(1.47)	(1.64)	0.18	15.46	12.89		1,272	1.85		1.22		57
4/1/12 to 3/31/13	14.51	0.09	0.78	0.87	(0.10)	—	(0.10)	0.77	15.28	5.99		1,822	1.86		0.62		121
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.51	5.06		2,387	1.86		0.83		109
4/1/10 to 3/31/11	12.48	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.93	12.75		3,437	1.90		0.94		118
4/1/09 to 3/31/10	9.39	0.15	3.09	3.24	(0.15)	—	(0.15)	3.09	12.48	34.65		4,594	1.88		1.29		111
Class C
4/1/14 to 9/30/14(6)	$15.43	0.11	0.03	0.14	(0.12)	(0.38)	(0.50)	(0.36)	$15.07	0.82	%(4)	$40,650	1.86	%(3)	1.47	%(3)	23	%(4)
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)	0.17	15.43	12.89		41,713	1.85		1.22		57
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)	0.76	15.26	5.95		40,937	1.85		0.64		121
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.50	5.07		40,792	1.86		0.82		109
4/1/10 to 3/31/11	12.47	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.92	12.76		44,083	1.90		0.92		118
4/1/09 to 3/31/10	9.38	0.14	3.10	3.24	(0.15)	—	(0.15)	3.09	12.47	34.69		44,722	1.88		1.27		111

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	Annualized
(4)	Not annualized
(5)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(6)	Unaudited

See Notes to Financial Statements

25

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (Unaudited)

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Virtus Balanced Fund (the “Fund”) is reported in this annual report. The Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B Shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Fund’s prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, and has exclusive voting rights with respect to such plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the

26

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

“Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”) generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the

27

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures and options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity, as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium

28

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro/rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations which from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Enhanced disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position.

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the

29

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2014, all loan agreements held by the Fund are assignment loans.

I.	When-issued and delayed delivery transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2014, the Fund had securities on loan with a market value of $7,196 and cash collateral of $7,354.

30

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate: 0.55% of the Fund’s first $1 billion of average daily net assets; 0.50% of the Funds $1+ billion through $2 billion of average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $2 billion.

B.	Subadvisers

The Subadvisers manage the investments of the Fund, for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the Fund’s Fixed Income Portfolio. Euclid Advisors LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s Equity Portfolio.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund that for the six-month period (the “period”) ended September 30, 2014, it retained net commissions of $9 for Class A shares and deferred sales charges of $(81) and $103 for Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent Services

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Trust’s Administrator and Transfer Agent of the Trust.

For the period ended September 30, 2014, the Fund incurred administration fees from the Trust totaling $295 which are included in the Statement of Operations.

For the period ended September 30, 2014, the Fund incurred transfer agent fees from the Trust totaling $226 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Fund.

31

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2014, were as follows:

Purchases	Sales
$130,896	$152,005

Purchases or sales of long-term U.S. Government and agency securities during the six months ended September 30, 2014 were as follows:

Purchases	Sales
$8,998	$4,557

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At September 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$513,199	$96,363	$(10,523)	$85,840

32

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

Note 9. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the applicable subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2014, the Fund did not hold any securities that are both illiquid and restricted.

Note 10. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

33

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8027	11-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	December 5, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	December 5, 2014

* Print the name and title of each signing officer under his or her signature.